1933 Act Registration No. 33-11351
                                       1940 Act File No. 811-4978

               SECURITIES AND EXCHANGE COMMISSION
                    Washington, D. C.  20549

                                    FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933          [X]
   Post-Effective Amendment No. 70                               [X]

                                     and/or
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940  [X]
   Amendment No. 71                                              [X]

              LIBERTY-STEIN ROE FUNDS INVESTMENT TRUST
         (Exact Name of Registrant as Specified in Charter)

    One Financial Center, Boston, Massachusetts       02111
     (Address of Principal Executive Offices)      (Zip Code)

Registrant's Telephone Number, including Area Code:  1-800-225-2365

    Kevin M. Carome               Cameron S. Avery
    Exec. Vice-President          Bell, Boyd & Lloyd LLC
    Liberty-Stein Roe Funds       Suite 3300
      Investment Trust            Three First National Plaza
    One Financial Center          70 W. Madison Street
    Boston, MA  02111             Chicago, Illinois  60602
           (Name and Address of Agents for Service)

It is proposed that this filing will become effective (check appropriate box):

[ ] immediately  upon filing  pursuant to paragraph (b)
[X] on December 28, 2000 pursuant to paragraph (b)
[ ] 60 days after filing pursuant to paragraph  (a)(1)
[ ] on (date) pursuant to paragraph  (a)(1)
[ ] 75 days after filing pursuant to paragraph (a)(2)
[ ] on (date) pursuant to paragraph (a)(2) of rule 485

Registrant has previously elected to register pursuant to Rule 24f-2 an indefinite number of shares of beneficial interest of the following series:
Stein Roe Advisor Select Growth & Income Fund, Stein Roe Balanced Fund, Stein Roe Growth Stock Fund, Stein Roe Capital Opportunities Fund, Stein Roe Disciplined Stock Fund, Stein Roe International Fund, Stein Roe Young Investor Fund, Stein Roe Midcap Growth Fund, Stein Roe Large Company Focus Fund, Stein Roe Asia Pacific Fund, Stein Roe Small Company Growth Fund, and Stein Roe Advisor Growth Investor Fund.


The prospectuses and statements of additional information relating to the series of Stein Roe Funds Investment Trust designated Liberty Value Opportunities Fund, Stein Roe Balanced Fund, Stein Roe Growth Stock Fund, Liberty Midcap Growth Fund, Liberty Growth Investor Fund, Stein Roe Focus Fund Stein Roe International Fund, Stein Roe Young Investor Fund, Stein Roe Asia Pacific Fund, Stein Roe Small Company Growth Fund, Stein Roe Capital Opportunities Fund and Stein Roe Disciplined Stock Fund are not affected by the filing of this Post-Effective Amendment No. 70.

STEIN ROE         THEMATIC EQUITY FUNDS

         Global Thematic Equity Fund
         European Thematic Equity Fund




PROSPECTUS
JANUARY 2, 2001







ALTHOUGH THESE SECURITIES HAVE BEEN REGISTERED WITH THE SECURITIES AND EXCHANGE COMMISSION, THE COMMISSION HAS NOT APPROVED OR DISAPPROVED ANY SHARES OFFERED IN THIS PROSPECTUS OR DETERMINED WHETHER THIS PROSPECTUS IS TRUTHFUL OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

Each fund section contains the following information specific to that fund: investment goal; principal investment strategies; principal investment risks; and your expenses.


Please keep this prospectus as your reference manual.


3        Global Thematic Equity Fund

7        European Thematic Equity Fund

11       Your Account
                  Purchasing Shares
                  Opening an Account
                  Determining Share Price
                  Selling Shares
                  Exchanging Shares
                  Fund Policy on Trading of Fund Shares
                  Reporting to Shareholders
                  Dividends and Distributions

17       Other Investments and Risks

19       The Funds' Management
                  Investment Advisor and Subadvisor

GLOBAL THEMATIC EQUITY FUND

INVESTMENT GOAL Stein Roe Global Thematic Equity Fund seeks long-term growth of capital.


PRINCIPAL INVESTMENT STRATEGIES The Global Thematic Equity Fund seeks to achieve its investment goal by investing at least 65% of its total assets in common stocks and other equity securities of U.S. and foreign companies with market capitalizations generally greater than $2.5 billion. Under normal circumstances, the Fund will be invested in equity securities of issuers in at least three countries including the U.S. The Fund seeks to outperform the MSCI World Index.



         THEMATIC INVESTING. The Fund's investment subadvisor, Unibank Securities, Inc., uses a thematic strategy that is based on the belief that structural change in the global economy is the most important factor underlying individual company performance. The thematic approach combines top-down fundamental analysis of global structural changes with bottom-up stock picking based on the traditional considerations such as competitive advantage, company strategy, industry dynamics and other factors that point to the return potential of a particular company. The subadvisor's portfolio management team has identified three core structural changes it currently views as driving the evolution of the global economy:


                  -        demographic change,
                  -        technological revolution, and
                  -        globalization.


         The implications of structural change, and the portfolio managers' understanding of those implications, are the basis for defining the themes that govern the stock selection process. An implication of demographic change, for example, is that people are living longer and more active lives. As a result, there is a need for adequate income in the retirement years. Underfunded public pension systems alone cannot meet this need and, as a consequence, demand for supplemental private investment products is likely to rise. This is the genesis of the
         Saving for  Retirement  theme.  Following  such a theme,  the portfolio management team might consider investing in firms that provide retirement products. In so doing, the portfolio management team would look for the most promising companies providing these services and would apply a rigorous, disciplined approach in gauging the companies' prospects. Another theme that might derive from this implication, Longer Life - Better Life, would center on the growing demand for products and services that enhance the quality of life in the retirement years. Following this theme, the portfolio management team would invest in companies that provide entertainment, pharmaceutical, leisure and other products that are likely to be demanded at a later and perhaps also wealthier stage of life.



         The thematic approach focuses on identifying and investing in individual companies that are best positioned to benefit from a particular theme, rather than on simply identifying and investing in the most promising region or sector. The portfolio management team may review an individual holding if a change in the strategic direction or management of a company casts doubt on that company's continued ability to capitalize on a theme, and may review holdings in all companies considered to be theme beneficiaries if the implications of a structural change no longer support that theme.



              The portfolio management team also monitors regional and sector weightings in the risk management and optimization process to ensure that the Fund's sector and regional exposure does not deviate significantly from that of the Fund's benchmark (the MSCI World Index).



PRINCIPAL INVESTMENT RISKS The principal risks of investing in the Fund are described below. There are many circumstances (including additional risks that are not described here) which could prevent the Fund from achieving its goal. You may lose money by investing in the Fund.



         Management risk means that the advisor's stock selections and other investment decisions might produce losses or cause the Fund to underperform when compared to other funds with a similar investment goal. Market risk means that security prices in a market, sector or industry may move down. Downward movements will reduce the value of your investment. Because of management and market risk, there is no guarantee that the Fund will achieve its investment goal or perform favorably compared with competing funds.








         EQUITY RISK

         Since it purchases equity securities, the Fund is subject to equity risk. This is the risk that stock prices will fall over short or extended periods of time. Although the stock market has historically outperformed other asset classes over the long term, the equity market tends to move in cycles and individual stock prices may fluctuate drastically from day to day and may underperform other asset classes over an extended period of time. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These price movements may result from factors affecting individual companies, industries or the securities market as a whole.

         FOREIGN SECURITIES

         Foreign securities are subject to special risks. Foreign stock markets, especially in countries with developing stock markets, can be extremely volatile. The liquidity of foreign securities may be more limited than domestic securities, which means that the Fund may at times be unable to sell them at desirable prices. Fluctuations in currency exchange rates impact the value of foreign securities. Brokerage commissions, custodial fees, and other fees are generally higher for foreign investments. In addition, foreign governments may impose withholding taxes which would reduce the amount of income available to distribute to shareholders. Other risks include: possible delays in settlement of transactions; less publicly available information about companies; the impact of political, social or diplomatic events; and possible seizure, expropriation or nationalization of the company or its assets.





         An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. It is not a complete investment program.


         For more information on the Fund's investment techniques, please refer to "Other Investments and Risks."

         WHO SHOULD INVEST IN THE FUND?

         You may want to invest in Global Thematic Equity Fund if you:

          - are interested in investing in companies throughout the world and can tolerate the greater share price volatility that accompanies international investing

          - want an international fund that is broadly diversified among countries and companies

          - are a long-term investor and can afford to potentially lose money on your investment

         Global Thematic Equity Fund is not appropriate for investors who:

          -    want to avoid volatility or possible losses

          -    are saving for a short-term investment

          -    need regular current income

          -    are not interested in generating taxable current income

FUND PERFORMANCE Because the Fund is a new fund and has not completed one full year of investment performance, information related to the Fund's performance, including a bar chart showing the Fund's annual returns, has not been included in this prospectus.

YOUR EXPENSES This table shows fees and expenses you may pay if you buy and hold shares of the Fund. You do not pay any sales charge when you purchase or sell your shares.(a) However, you pay various other indirect expenses because the Fund pays fees and other expenses that reduce your investment return.


         ANNUAL FUND OPERATING EXPENSES (b)
         -------------------------------------------------------------------
         (expenses that are deducted from Fund assets)
         -------------------------------------------------------------------
         Management fees(c)                                            1.00%
         Distribution (12b-1) fees                                     None
         Other expenses                                                0.77%
         -------------------------------------------------------------------
         TOTAL ANNUAL FUND OPERATING EXPENSES(d)                       1.77%


         (a) There is a $7 charge for wiring redemption proceeds to your bank. A fee of $5 per quarter may be charged to accounts that fall below the required minimum balance.

                  There is also a 1% redemption fee on sales of Fund shares held for less than 90 days. See "Your Account - Selling Shares - Redemption Fee."

         (b) Annual fund operating expenses consist of Fund expenses that include management fees and administrative costs such as furnishing the Fund with offices and providing tax and compliance services.


         (c) Management fees include both the management fee and the administrative fee charged to the Fund. The Fund's investment advisor pays Unibank a subadvisory fee of 0.60% for managing the assets of the Fund. (d) The Fund's investment advisor and administrator has voluntarily agreed to waive advisory fees and administrative fees and reimburse the Fund for certain expenses so that the total annual fund operating expenses (exclusive of interest, taxes and extraordinary expenses, if any) will not exceed 1.60%. As a result, the actual management and administration fee would be 0.83% and total annual Fund operating expenses would be 1.60%. The Fund's investment advisor may modify or terminate this arrangement at any time.



         (d) The Fund's investment advisor and administrator has voluntarily agreed to waive advisory fees and administrative fees and reimburse the Fund for certain expenses so that the total annual fund operating expenses (exclusive of interest, taxes and extraordinary expenses, if any) will not exceed 1.60%. As a result, the actual management and administration fee would be 0.83% and total annual Fund operating expenses would be 1.60%. The Fund's investment advisor may modify or terminate this arrangement at any time.


         EXPENSE EXAMPLE

         This example compares the cost of investing in the Fund to the cost of investing in other mutual funds. It uses the same hypothetical assumptions that other funds use in their prospectuses:

         -        $10,000 initial investment
         -        5% return each year
         - the Fund's operating expenses remain constant as a percent of net assets
         -        redemption at the end of each time period

         Your  actual  costs may be  higher or lower  because  in  reality  fund
         returns  and  operating  expenses  change.   Expenses  based  on  these
         assumptions are:


                                 EXPENSE EXAMPLE
                  -----------------------------------------------
                                                  1 yr      3 yrs
                  -----------------------------------------------
                  Global Thematic Equity Fund     $180      $557

EUROPEAN THEMATIC EQUITY FUND

INVESTMENT GOAL Stein Roe European Thematic Equity Fund seeks long-term growth of capital.


PRINCIPAL INVESTMENT STRATEGIES The European Thematic Equity Fund seeks to achieve its investment goal by investing at least 65% of its total assets in common stocks and other equity securities of European companies of all
         sizes,   including   small  and  mid-sized   companies.   Under  normal
         circumstances, the Fund will be substantially invested in equity securities of issuers of developed European countries. The Fund seeks to outperform the MSCI Europe Index.



         THEMATIC INVESTING. The Fund's investment subadvisor, Unibank Securities, Inc., uses a thematic strategy that is based on the belief that structural change in the global economy is the most important factor underlying individual company performance. The thematic approach combines top-down fundamental analysis of global structural changes with bottom-up stock picking based on the traditional considerations such as competitive advantage, company strategy, industry dynamics and other factors that point to the return potential of a particular company. The subadvisor's portfolio management team has identified three core structural changes it currently views as driving the evolution of the global economy:


                  -        demographic change,
                  -        technological revolution, and
                  -        globalization.


         The implications of structural change, and the portfolio managers' understanding of those implications, are the basis for defining the themes that govern the stock selection process. An implication of demographic change, for example, is that people are living longer and more active lives. As a result, there is a need for adequate income in the retirement years. Underfunded public pension systems alone cannot meet this need and, as a consequence, demand for supplemental private investment products is likely to rise. This is the genesis of the
         Saving for  Retirement  theme.  Following  such a theme,  the portfolio management team might consider investing in firms that provide retirement products. In so doing, the portfolio management team would look for the most promising companies providing these services and would apply a rigorous, disciplined approach in gauging the companies' prospects. Another theme that might derive from this implication, Longer Life - Better Life, would center on the growing demand for products and services that enhance the quality of life in the retirement years. Following this theme, the portfolio management team would invest in companies that provide entertainment, pharmaceutical, leisure and other products that are likely to be demanded at a later and perhaps also wealthier stage of life.



         The thematic approach focuses on identifying and investing in individual companies that are best positioned to benefit from a particular theme, rather than on simply identifying and investing in the most promising region or sector. The portfolio management team may review an individual holding if a change in the strategic direction or management of a company casts doubt on that company's continued ability to capitalize on a theme, and may review holdings in all companies considered to be theme beneficiaries if the implications of a structural change no longer support that theme.

         The portfolio management team also monitors regional and sector weightings in the of risk management and optimization process to ensure that the
         Fund's sector and regional exposure does not deviate significantly from that of the Fund's benchmark (the MSCI Europe Index).



PRINCIPAL INVESTMENT RISKS The principal risks of investing in the Fund are described below. There are many circumstances (including additional risks that are not described here) which could prevent the Fund from achieving its goal. You may lose money by investing in the Fund.



         Management risk means that the advisor's stock selections and other investment decisions might produce losses or cause the Fund to underperform when compared to other funds with a similar investment goal. Market risk means that security prices in a market, sector or industry may move down. Downward movements will reduce the value of your investment. Because of management and market risk, there is no guarantee that the Fund will achieve its investment goal or perform favorably compared with competing funds.








         EQUITY RISK

         Since it purchases equity securities, the Fund is subject to equity risk. This is the risk that stock prices will fall over short or extended periods of time. Although the stock market has historically outperformed other asset classes over the long term, the equity market tends to move in cycles and individual stock prices may fluctuate drastically from day to day and may underperform other asset classes over an extended period of time. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These price movements may result from factors affecting individual companies, industries or the securities market as a whole.

         FOREIGN SECURITIES

         Foreign securities are subject to special risks. Foreign stock markets, especially in countries with developing stock markets, can be extremely volatile. The liquidity of foreign securities may be more limited than domestic securities, which means that the Fund may at times be unable to sell them at desirable prices. Fluctuations in currency exchange rates impact the value of foreign securities. Brokerage commissions, custodial fees, and other fees are generally higher for foreign investments. In addition, foreign governments may impose withholding taxes which would reduce the amount of income available to distribute to shareholders. Other risks include: possible delays in settlement of transactions; less publicly available information about companies; the impact of political, social or diplomatic events; and possible seizure, expropriation or nationalization of the company or its assets.

         SMALL CAP AND MID CAP COMPANIES

         Small Cap and Mid Cap Companies are more likely than large companies to have limited product lines, operating histories, markets or financial resources. They may depend heavily on a small management team. Stocks of small and mid-size companies may trade less frequently, in smaller volumes and fluctuate more sharply in price than stocks of large companies. In addition, they may not be widely followed by the investment community, which can lower demand for their stock.


         An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. It is not a complete investment program.


         For more information on the Fund's investment techniques, please refer to "Other Investments and Risks."

         WHO SHOULD INVEST IN THE FUND?

         You may want to invest in European Thematic Equity Fund if you:

         - can tolerate the greater share price volatility that accompanies international investing
         - want an international fund that emphasizes investment in European companies
         - are a long-term investor and can afford to potentially lose money on your investment

         European Thematic Equity Fund is not appropriate for investors who:

         -        want to avoid volatility or possible losses
         -        are saving for a short-term investment
         -        need regular current income
         -        are not interested in generating taxable current income

FUND PERFORMANCE Because the Fund is a new fund and has not completed one full year of investment performance, information related to the Fund's performance, including a bar chart showing the Fund's annual returns, has not been included in this prospectus.

YOUR EXPENSES This table shows fees and expenses you may pay if you buy and hold shares of the Fund. You do not pay any sales charge when you purchase or sell your shares.(a) However, you pay various other indirect expenses because the Fund pays fees and other expenses that reduce your investment return.

         ANNUAL FUND OPERATING EXPENSES (b)
         -------------------------------------------------------
         (expenses that are deducted from Fund assets)
         -------------------------------------------------------
         Management fees(c)                                1.00%
         Distribution (12b-1) fees                         None
         Other expenses                                    0.77%
         -------------------------------------------------------
         TOTAL ANNUAL FUND OPERATING EXPENSES(d)           1.77%


         (a) There is a $7 charge for wiring redemption proceeds to your bank. A fee of $5 per quarter may be charged to accounts that fall below the required minimum balance.

                  There is also a 1% redemption fee on sales of Fund shares held for less than 90 days. See "Your Account - Selling Shares - Redemption Fee."

         (b) Annual fund operating expenses consist of Fund expenses that include management fees and administrative costs such as furnishing the Fund with offices and providing tax and compliance services.


         (c) Management fees include both the management fee and the administrative fee charged to the Fund. The Fund's investment advisor pays Unibank a subadvisory fee of 0.60% for managing the assets of the Fund.



         (d) The Fund's investment advisor and administrator has voluntarily agreed to waive advisory fees and administrative fees and reimburse the Fund for certain expenses so that the total annual fund operating expenses (exclusive of interest, taxes and extraordinary expenses, if any) will not exceed 1.60%. As a result, the actual management and administration fee would be 0.83% and total annual Fund operating expenses would be 1.60%. The Fund's investment advisor may modify or terminate this arrangement at any time.





         EXPENSE EXAMPLE

         This example compares the cost of investing in the Fund to the cost of investing in other mutual funds. It uses the same hypothetical assumptions that other funds use in their prospectuses:

         -        $10,000 initial investment
         -        5% return each year
         - the Fund's operating expenses remain constant as a percent of net assets
         -        redemption at the end of each time period

         Your  actual  costs may be  higher or lower  because  in  reality  fund
         returns  and  operating  expenses  change.   Expenses  based  on  these
         assumptions are:


                                    EXPENSE EXAMPLE
                  ---------------------------------------------------
                                                       1 yr      3 yrs
                  ---------------------------------------------------
                  European Thematic Equity Fund        $180      $557

YOUR ACCOUNT


PURCHASING SHARES You will not pay a sales charge when you purchase Fund shares.
         Your purchases are made at the net asset value next determined after the Fund receives your check, wire transfer or electronic transfer. If a Fund receives your check, wire transfer or electronic transfer after the close of regular trading on the New York Stock Exchange (NYSE) -- normally 4 p.m. Eastern time -- your purchase is effective on the next business day.


         PURCHASES THROUGH THIRD PARTIES

         If you purchase Fund shares through certain broker-dealers, banks or other intermediaries (intermediaries), they may charge a fee for their services. They may also place limits on your ability to use services the Funds offer. There are no charges or limitations if you purchase shares directly from a Fund, except those fees described in this prospectus.


         If an intermediary is an agent or designee of the Funds, orders are processed at the net asset value next calculated after the intermediary receives the order. The intermediary must segregate any orders it receives after the close of regular trading on the NYSE and transmit those orders separately for execution at the net asset value next determined.


         CONDITIONS OF PURCHASE


         An order to purchase Fund shares is not binding unless and until an authorized officer, agent or designee of the Fund accepts it. Once we accept your purchase order, you may not cancel or revoke it; however, you may redeem your shares. A Fund may reject any purchase order if it determines that the order is not in the best interests of the Fund and its investors. A Fund may waive or lower its investment minimums for any reason. If you participate in the Stein Roe Counselor(SM) program, the minimum initial investment is determined by those programs.


                            ACCOUNT MINIMUMS
-------------------------------------------------------------------------
                                   MINIMUM TO       MINIMUM       MINIMUM
TYPE OF ACCOUNT                 OPEN AN ACCOUNT     ADDITION      BALANCE
-------------------------------------------------------------------------
Regular                             $2,500            $100        $1,000

Custodial (UGMA/UTMA)               $1,000            $100        $1,000

Automatic Investment Plan           $1,000             $50            --

Roth and Traditional IRA              $500             $50          $500

Educational IRA                       $500             $50*         $500

*Maximum $500 contribution per year per child.

OPENING AN ACCOUNT

                         OPENING OR ADDING TO AN ACCOUNT

                          BY MAIL:                                      BY WIRE:
--------------------------------------------------------------------------------------------------------------------
OPENING AN ACCOUNT        Complete the application.                     Mail your application to the address listed
                          Make check payable to Stein Roe Mutual        on the left, then call 800-338-2550 to
                          Funds.                                        obtain an account number.  Include your
                                                                        Social Security Number.  To wire funds, use
                          Mail application and check to:                the instructions below.
                              Liberty Funds Services, Inc.
                              P.O. Box 8900                             Fund Numbers:
                              Boston, MA 02205                          __ -- Global Thematic Equity Fund
                                                                        __ -- European Thematic Equity Fund

ADDING TO AN ACCOUNT      Make check payable to Stein Roe Mutual        Wire funds to:
                          Funds.  Be sure to write your account            BankBoston
                          number on the check.                             ABA:  011000390
                                                                           Attn: LFS, Account No. 98227776
                          Fill out investment slip (stub from your         Fund No. __; Stein Roe ____ Fund
                          statement or confirmation) or include a          Your name (exactly as in the
                          note indicating the amount of your                  registration).
                          purchase, your account number, and the name      Fund account number.
                          in which your account is registered.

                          Mail check with investment slip or note to the address above.


                                       OPENING OR ADDING TO AN ACCOUNT
-------------------------------------------------------------------------------------------------------------
                     BY ELECTRONIC FUNDS                                                        THROUGH AN
                     TRANSFER:                              BY EXCHANGE:                        INTERMEDIARY:
-------------------------------------------------------------------------------------------------------------
OPENING AN           You cannot open a new account via      By mail, phone, or automatically    Contact your
ACCOUNT              electronic transfer.                   (be sure to elect the Automatic     financial
                                                            Exchange Privilege on your          professional.
                                                            application).

ADDING TO AN         Call 800-338-2550 to make your         By mail, phone, or automatically    Contact your
ACCOUNT              purchase.  To set up prescheduled      (be sure to elect the Automatic     financial
                     purchases, be sure to elect the        Exchange Privilege on your          professional.
                     Automatic Investment Plan (Stein Roe   application).
                     Asset(SM) Builder) option on your
                     application.

         All checks must be made payable in U.S. dollars and drawn on U.S. banks. Money orders and third-party checks will not be accepted.

DETERMINING  SHARE  PRICE A  Fund's  share  price is its net  asset  value  next determined. Net asset value is the difference between the values of a Fund's assets and liabilities divided by the number of shares outstanding. We determine net asset value at the close of regular trading on the NYSE -- normally 4 p.m. Eastern time. If you place an order after that time, you receive the share price determined on the next business day.



         To calculate the net asset value on a given day, we value each stock listed or traded on a stock exchange at its latest sale price on that day. If there are no sales that day, we value the security at the most recently quoted bid price. We value each over-the-counter security or National Association of Securities Dealers Automated Quotation (Nasdaq) security as of the last sale price for that day. We value all other over-the-counter securities that have reliable quotes at the latest quoted bid price.


         We value securities convertible into common stock at fair value. Pricing services provide the Funds with the value of the securities. When the price of a security is not available, including days when we determine that the sale or bid price of the security does not reflect that security's market value, we value the security at a fair value determined in good faith under procedures established by the Board of Trustees.

         We value a security at fair value when events have occurred after the last available market price and before the close of the NYSE that materially affect the security's price. In the case of foreign securities, this could include events occurring after the close of the foreign market and before the close of the NYSE. Foreign securities may trade on days when the NYSE is closed. We will not price shares on days that the NYSE is closed for trading. You will not be able to purchase or redeem shares until the next NYSE-trading day.

SELLING SHARES You may sell your shares any day the Funds are open for business. Please follow the instructions below.


                                 SELLING SHARES
--------------------------------------------------------------------------------
BY MAIL:                   Send a letter of instruction, in English, including
                           your account number and the dollar value or number of
                           shares you wish to sell. Sign the request exactly as
                           the account is registered. Be sure to include a
                           signature guarantee. All supporting legal documents
                           as required from executors, trustees, administrators,
                           or others acting on accounts not registered in their
                           names, must accompany the request. We will mail the
                           check to your registered address.

BY PHONE:                  You may sell your shares by telephone and request
                           that a check be sent to your address of record by
                           calling 800-338-2550, unless you have notified the
                           Fund of an address change within the previous 30
                           days. The dollar limit for telephone redemptions is
                           $100,000 in a 30-day period. This feature is
                           automatically added to your account unless you
                           decline it on your application.

BY WIRE: Fill out the appropriate areas of the account application for this feature. Proceeds of $1,000 or more (no maximum) may be wired to your predesignated bank account. Call 800-338-2550 to give instructions to Stein Roe. There is a $7 charge for wiring redemption proceeds to your bank.

BY ELECTRONIC TRANSFER: Fill out the appropriate areas of the account application for this feature. To request an electronic transfer (not less than $50;
                           not more than $100,000),  call 800-338-2550.  We will
                           transfer your sale proceeds electronically to your bank. The bank must be a member of the Automated
                           Clearing House.

BY EXCHANGE:               Call 800-338-2550 to exchange any portion of your
                           Fund shares for shares in any other Stein Roe no-load
                           fund.

BY AUTOMATIC EXCHANGE: Fill out the appropriate areas of the account application for this feature. Redeem a fixed amount on a regular basis (not less than $50 per month; not more than $100,000) from a Fund for investment in another Stein Roe no-load fund.

         WHAT YOU NEED TO KNOW WHEN SELLING SHARES

         Once we receive and accept your order to sell shares, you may not cancel or revoke it. We cannot accept an order to sell that specifies a particular date or price or any other special conditions. If you have any questions about the requirements for selling your shares, please call 800-338-2550 before submitting your order.


         A Fund redeems shares at the net asset value next determined after an order has been accepted. We mail proceeds within seven days after the sale. The Funds normally pay wire redemption or electronic transfer proceeds on the next business day.


         We will not pay sale proceeds until your shares are paid for. If you attempt to sell shares purchased by check or electronic transfer within 15 days of the purchase date, we will delay sending the sale proceeds until we can verify that those shares are paid for. You may avoid this delay by purchasing shares by a federal funds wire.

         We use procedures reasonably designed to confirm that telephone instructions are genuine. These include recording the conversation, testing the identity of the caller by asking for account information, and sending prompt written confirmation of the transaction to the shareholder of record. If these procedures are followed, the Fund and its service providers will not be liable for any losses due to unauthorized or fraudulent instructions.

         If the amount you redeem is in excess of the lesser of (1)  $250,000 or
         (2) 1% of a Fund's net assets, the Fund may pay the redemption "in kind." This is payment in portfolio securities rather than cash. If this occurs, you may incur transaction costs when you sell the securities.

         INVOLUNTARY REDEMPTION

         If your account value falls below $1,000, the Fund may redeem your shares and send the proceeds to the registered address. You will receive notice 30 days before this happens. If your account falls below $10, the Fund may redeem your shares without notice to you.

         REDEMPTION FEE

         The Funds charge a 1% redemption fee on sales of Fund shares that you have held for less than 90 days. The fee is retained by the Fund for the benefit of the remaining shareholders. The fee is waived for shares purchased through certain retirement plans, including 401(k) plans, 403(b) plans, 457 plans, Keough accounts, and Stein Roe Profit Sharing and Money Purchase Pension Plans. The fee waiver may not apply to shares purchased through an intermediary maintaining an omnibus account with the Fund. Before purchasing shares, please check with your account representative concerning the availability of the waiver. The fee waiver does not apply to IRA and SEP-IRA accounts. The redemption fee is intended to encourage long-term investment in the Fund, to avoid transaction and other expenses caused by early redemptions, and to facilitate portfolio management. The fee does not benefit Stein Roe in any way. The Fund may modify the terms of, terminate, or waive this fee at any time.

         LOW BALANCE FEE

         Due to the expense of maintaining accounts with low balances, if your account balance falls below $2,000 ($800 for custodial accounts), you will be charged a low balance fee of $5 per quarter. The low balance fee does not apply to: (1) shareholders whose accounts in the Stein Roe Funds total $50,000 or more; (2) Stein Roe IRAs; (3) other Stein Roe prototype retirement plans; (4) accounts with automatic investment plans (unless regular investments have been discontinued); or (5) omnibus or nominee accounts. A Fund can waive the fee, at its discretion, in the event of significant market corrections.

EXCHANGING SHARES You may  exchange  Fund  shares for shares of other  Stein Roe no-load funds. Call 800-338-2550 to request a prospectus and application for the fund you wish to exchange into. Please be sure to read the prospectus carefully before you exchange your shares.

         The account you exchange into must be registered exactly the same as the account you exchange from. You must meet all investment minimum requirements for the fund you wish to exchange into before we can process your exchange transaction.

         An exchange is a redemption and purchase of shares for tax purposes, and you may realize a gain or a loss when you exchange Fund shares for shares of another fund.

         We may change, suspend or eliminate the exchange service after notification to you.

         Generally, we limit you to four telephone exchange "roundtrips" per year. A roundtrip is an exchange out of a Fund into another Stein Roe no-load fund and then back to that Fund.


FUND POLICY ON TRADING OF FUND SHARES The Funds do not permit short-term or excessive trading. Excessive purchases, redemptions or exchanges of Fund shares disrupt portfolio management and increase Fund expenses. In order to promote the best interests of the Funds, the Funds reserve the right to reject any purchase order or exchange request, particularly from market timers or investors who, in the advisor's opinion, have a pattern of short-term or excessive trading or whose trading has been or may be disruptive a Fund. The Fund into which you would like to exchange also may reject your request.


REPORTINGTO SHAREHOLDERS To reduce the volume of mail you receive, only one copy of certain materials, such as shareholder reports, will be mailed to your household (same address). Please call 800-338-2550 if you want to receive additional copies free of charge. This policy may not apply if you purchase shares through an intermediary.

DIVIDENDSAND DISTRIBUTIONS Each Fund distributes, at least once a year, virtually all of its net investment income and net realized capital gains.

         A dividend from net investment income represents the income a Fund earns from dividends and interest paid on its investments, after payment of the Fund's expenses.

         A capital gain is the increase in value of a security that the Fund holds. The gain is "unrealized" until the security is sold. Each realized capital gain is either short term or long term depending on whether the Fund held the security for one year or less or more than one year, regardless of how long you have held your Fund shares.

         When a Fund makes a distribution of income or capital gains, the distribution is automatically invested in additional shares of that Fund unless you elect on the account application to have distributions paid by check.

[CALLOUT]
OPTIONS FOR RECEIVING DISTRIBUTION AND REDEMPTION PROCEEDS:
-        by check
-        by electronic transfer into your bank account
-        a purchase of shares of another Stein Roe fund
-        a purchase of shares in a Stein Roe fund account of another person
[/CALLOUT]

         If you elect to receive distributions by check and a distribution check is returned to a Fund as undeliverable, or if you do not present a distribution check for payment within six months, we will change the distribution option on your account and reinvest the proceeds of the check in additional shares of that Fund. You will not receive any interest on amounts represented by uncashed distribution or redemption checks.

         TAX CONSEQUENCES

         You are subject to federal income tax on both dividends and capital gains distributions whether you elect to receive them in cash or reinvest them in additional Fund shares. If a Fund declares a distribution in December, but does not pay it until after December 31, you will be taxed as if the distribution were paid in December. Stein Roe will process your distributions and send you a statement for tax purposes each year showing the source of distributions for the preceding year.

TRANSACTION                                         TAX STATUS
-------------------------------------------------------------------------------------------------------------
Income dividend                                     Ordinary income

Short-term capital gain distribution                Ordinary income

Long-term capital gain distribution                 Capital gain

Sale of shares owned one year or less               Gain is ordinary income; loss is subject to special rules

Sale of shares owned more than one year             Capital gain or loss
-------------------------------------------------------------------------------------------------------------

         In addition to the dividends and capital gains distributions made by a Fund, you may realize a capital gain or loss when selling and exchanging Fund shares. Such transactions may be subject to federal income tax.

         This tax information provides only a general overview. It does not apply if you invest in a tax-deferred retirement account such as an IRA. Please consult your own tax adviser about the tax consequences of an investment in a Fund.

OTHER INVESTMENTS AND RISKS


The Funds' principal investment strategies and their associated risks are described above. This section describes other investments the Funds may make and the risks associated with them. In seeking to achieve their investment goals, the Funds may invest in various types of securities and engage in various investment techniques which are not the principal focus of the Funds and therefore are not described in this prospectus. These types of securities and investment practices are identified and discussed in the Funds' Statement of Additional Information, which you may obtain free of charge (see back cover). Approval by the Funds' shareholders is not required to modify or change any of the Funds' investment goals or investment strategies.










FUTURES AND OPTIONS The Funds may use futures to gain exposure to groups of stocks or individual issuers. The Funds may also use futures to invest cash pending direct investments in stocks and to enhance their return. The Funds may use options on securities to earn additional income or to hedge against price erosion in the underlying security for the intermediate term. A future is an agreement to buy or sell a specific amount of a financial instrument or physical commodity for an agreed-upon price at a certain time in the future. Futures and options are efficient since they typically cost less than direct investments in the underlying securities. However, the Funds can lose money if the portfolio manager does not correctly anticipate the market movements of those underlying securities.

SHORT SALES The Funds may make short sales of securities. Short selling involves the sale of borrowed securities. When a Fund thinks the price of a stock will decline, it borrows the stock and then sells the borrowed stock. When the Fund has to return the borrowed stock, it tries to buy the stock at a lower price. If the Fund is successful, it has a capital gain. If the Fund is unsuccessful and buys the stock at a higher price than the price at which it sold the stock, the Fund has a capital loss. A Fund's capital gains and losses may result in federal income tax consequences to the Fund's shareholders. Short selling involves certain risks. A Fund could have a loss if the borrowed security increases in value and if the purchased security declines in value.

PORTFOLIO TURNOVER There  are  no  limits  on   turnover.   Turnover  may  vary
         significantly from year to year. Unibank does not expect it to exceed 100% under normal conditions. The Funds generally intend to purchase securities for long-term investment although, to a limited extent, they may purchase securities (including securities purchased in initial public offerings) in anticipation of relatively short-term price gains. Portfolio turnover typically produces capital gains or losses resulting in tax consequences for Fund investors. It also increases transaction expenses, which reduce a Fund's return.

TEMPORARY DEFENSIVE POSITIONS When Unibank  believes that a temporary  defensive position is necessary, a Fund may invest, without limit, in high-quality debt securities or hold assets in cash and cash equivalents. Unibank is not required to take a temporary defensive position, and market conditions may prevent such an action. A Fund may not achieve its investment objective if it takes a temporary defensive position.

INTERFUNDLENDING PROGRAM The Funds may lend money to and borrow money from other funds advised by Stein Roe. They will do so when Stein Roe believes such lending or borrowing is necessary and appropriate. Borrowing costs will be the same as or lower than the costs of a bank loan.

PURCHASE AND SALE DECISIONS Unibank's portfolio managers review holdings in terms of five key elements:

         INVESTMENT ALTERNATIVES. Unibank regularly monitors investment holdings to ensure that the stocks selected reflect the most attractive risk-return profiles for the portfolio. The portfolio managers work to maintain a constant number of stocks in the portfolio: one stock "in" usually results in one stock "out." New stock ideas are introduced and discussed continuously as alternatives to existing holdings.

         ABILITY TO CAPITALIZE ON A THEME. A company's ability to capitalize on a theme is equally important in Unibank's buy and sell disciplines. News indicating a significant change in a company's strategy or management priorities leads to a review of the company by the portfolio managers. Unibank also meets periodically with company management to verify the portfolio managers' assessment of a company's strategic direction and management's ability to maintain it. Should further analysis lead to doubt as to a company's continued ability to capitalize on a theme, Unibank may sell the security.

         THEME DETERIORATION. If a theme deteriorates, all stocks previously characterized as beneficiaries of that theme are reviewed. If no other theme is shown to be driving an individual stock, Unibank will sell the stock.

         PRICE CAPITALIZATION. Price movements of individual stocks are reviewed by the team on a weekly basis. Large price movements lead to further review and analysis of the stock's risk-return profile and the fundamentals of the underlying company. Negative indications from any of these factors may lead to a sale.

         PORTFOLIO OPTIMIZATION AND RISK CONTROL. The portfolio managers also identify potential sell candidates through monthly risk-optimization analysis. By evaluating the risk related to market expectations and valuations against corresponding consensus risk and valuation estimates developed by Unibank, the portfolio managers are able to apply a robust analytic overlay in decisions to increase or decrease holdings in the portfolio.

THE FUNDS' MANAGEMENT


INVESTMENT ADVISOR AND SUBADVISOR Stein Roe & Farnham  Incorporated (Stein Roe),
         One South Wacker Drive, Chicago, IL 60606, is the investment advisor for the Funds and receives an advisory fee from each Fund equal to 0.85% of the average daily net asset value of each Fund. Stein Roe (and its predecessor) has advised and managed mutual funds since 1949. Stein Roe's mutual funds and institutional investment advisory businesses are part of a larger business unit known as Liberty Funds Group (LFG) that includes several separate legal entities. LFG includes certain affiliates of Stein Roe, including Colonial Management Associates, Inc. (Colonial). The LFG business unit is managed by a single management team. Colonial and other LFG entities also share personnel, facilities, and systems with Stein Roe that may be used in providing administrative or operational services to the Funds. Colonial is a registered investment advisor. Stein Roe and the other entities that make up LFG are subsidiaries of Liberty Financial Companies, Inc.



         Unibank Securities, Inc., which does business in the U.S. as Unibank Investment Management and is located at 13-15 West 54th Street, New York, NY 10019, serves as the investment subadvisor for the Funds and manages the day-to-day investment operations of the Funds. Stein Roe pays Unibank a subadvisory fee equal to 0.60% of the average daily net asset value of each Fund. Unibank's investment decisions for each Fund are made by an investment team. Unibank has advised and managed mutual funds since 1994. Unibank offers a range of equity investment products and services to institutional clients, including private and public retirement funds, unions, endowments, foundations, and insurance companies, as well as to mutual fund sponsors on a subadvisory basis. Unibank is a direct, wholly-owned subsidiary of Unibank A/S, one of Scandinavia's leading financial institutions. Unibank A/S is owned by Unidanmark Group, which is held by the Nordic Baltic Holdings Group.

FOR MORE INFORMATION

More information about the Funds' investments will be published in the Funds' semi-annual and annual reports to shareholders. The annual report will contain a discussion of the market conditions and investment strategies that significantly affected the Funds' performance over their last fiscal year.

You may wish to read the Funds' Statement of Additional Information (SAI) for more information on the Funds and the securities in which they invest. The SAI is incorporated into this prospectus by reference, which means that it is considered to be part of this prospectus and you are deemed to have been told of its contents.

To obtain free copies of the Funds' semiannual and annual reports, latest quarterly profile, or the SAI or to request other information about the Funds, write or call:

Stein Roe Mutual Funds
One Financial Center
Boston, MA  02111
800-338-2550

www.steinroe.com

Information about the Funds (including the SAI) can be reviewed and copied at the Public Reference Room of the Securities and Exchange Commission (SEC) in Washington, D.C. Information on the Public Reference Room may be obtained by calling the SEC at 202-942-8090. Reports and other information about the Funds are available on the EDGAR database on the SEC's Internet site at http://www.sec.gov. Copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following E-mail address: publicinfo@sec.gov or by writing the SEC's Public Reference Section, Washington, D.C. 20549-0102.


Investment Company Act file number:
Liberty-Stein Roe Funds Investment Trust:  811-04978
-        Stein Roe Global Thematic Equity Fund
-        Stein Roe European Thematic Equity Fund




                         LIBERTY FUNDS DISTRIBUTOR, INC.

            Statement of Additional Information Dated January 2, 2001

                    LIBERTY-STEIN ROE FUNDS INVESTMENT TRUST
                   One Financial Center, Boston, MA 02111-2621
                                  800-338-2550


                      STEIN ROE GLOBAL THEMATIC EQUITY FUND
                     STEIN ROE EUROPEAN THEMATIC EQUITY FUND

            This Statement of Additional Information ("SAI") is not a prospectus, but provides additional information that should be read in conjunction with the Funds' prospectus dated January 2, 2001, and any supplements thereto ("Prospectus"). The Prospectus may be obtained at no charge by telephoning 800-338-2550.


                                TABLE OF CONTENTS

                                                                            Page
General Information and History.........................................
Investment Policies.....................................................
Portfolio Investments and Strategies....................................
Investment Restrictions.................................................
Additional Investment Considerations....................................
Purchases and Redemptions...............................................
Management..............................................................
Codes of Ethics.........................................................
Principal Shareholders..................................................
Investment Advisory and Other Services..................................
Distributor.............................................................
Transfer Agent..........................................................
Custodian...............................................................
Independent Accountants.................................................
Portfolio Transactions..................................................
Additional Income Tax Considerations....................................
Investment Performance..................................................
Appendix -- Ratings.....................................................

                     GENERAL INFORMATION AND HISTORY

            Stein  Roe  Global  Thematic  Equity  Fund and  Stein  Roe  European
Thematic Equity Fund (the "Funds," and each a "Fund"), the mutual funds described in this SAI, are separate series of Liberty-Stein Roe Funds Investment Trust (the "Trust"). The Funds commenced operations on January 2, 2001.

            On February 1, 1996, the name of the Trust was changed to separate "SteinRoe" into two words. The name of the Trust was changed on October 18, 1999, from "Stein Roe Investment Trust" to "Liberty-Stein Roe Funds Investment Trust."

            The Trust is a Massachusetts business trust organized under an Agreement and Declaration of Trust ("Declaration of Trust") dated January 8, 1987, which provides that each shareholder shall be deemed to have agreed to be bound by the terms thereof. The Declaration of Trust may be amended by a vote of either the Trust's shareholders or its trustees. The Trust may issue an unlimited number of shares, in one or more series each with one or more classes of shares, as the Board may authorize. Currently, 12 series are authorized and outstanding. Each series invests in a separate portfolio of securities and other assets, with its own objectives and policies.

            Under Massachusetts law, shareholders of a Massachusetts business trust such as the Trust could, in some circumstances, be held personally liable for unsatisfied obligations of the trust. The Declaration of Trust provides that persons extending credit to, contracting with, or having any claim against the Trust or any particular series shall look only to the assets of the Trust or of the respective series for payment under such credit, contract or claim, and that the shareholders, trustees and officers shall have no personal liability therefor. The Declaration of Trust requires that notice of such disclaimer of liability be given in each contract, instrument or undertaking executed or made on behalf of the Trust. The Declaration of Trust provides for indemnification of any shareholder against any loss and expense arising from personal liability solely by reason of being or having been a shareholder. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is believed to be remote, because it would be limited to circumstances in which the disclaimer was inoperative and the Trust was unable to meet its obligations. The risk of a particular series incurring financial loss on account of unsatisfied liability of another series of the Trust also is believed to be remote, because it would be limited to claims to which the disclaimer did not apply and to circumstances in which the other series was unable to meet its obligations.

            Each share of a series (or class thereof) is entitled to participate pro rata in any dividends and other distributions declared by the Board on shares of that series (or class thereof), and all shares of a series have equal rights in the event of liquidation of that series (or class thereof). Each whole share (or fractional share) outstanding on the record date established in accordance with the By-Laws shall be entitled to a number of votes on any matter on which it is entitled to vote equal to the net asset value of the share (or fractional share) in United States dollars determined at the close of business on the record date (for example, a share having a net asset value of $10.50 would be entitled to 10.5 votes). As a business trust, the Trust is not required to hold annual shareholder meetings. However, special meetings may be called for purposes such as electing or removing trustees, changing fundamental policies, or approving an investment advisory contract. If requested to do so by the holders of at least 10% of its outstanding shares, the Trust will call a special meeting for the purpose of voting upon the question of removal of a trustee or trustees and will assist in the communications with other shareholders as if the Trust were subject to Section 16(c) of the Investment

Company Act of 1940. All shares of all series of the Trust are voted together in the election of trustees. On any other matter submitted to a vote of shareholders, shares are voted in the aggregate and not by individual series, except that shares are voted by individual series when required by the Investment Company Act of 1940 or other applicable law, or when the Board of Trustees determines that the matter affects only the interests of one or more series, in which case shareholders of the unaffected series are not entitled to vote on such matters.

                               INVESTMENT POLICIES

            The Trust is an open-end management investment company. The Funds are diversified, as that term is defined in the Investment Company Act of 1940.

            The investment objectives and policies of the Funds are described in the Prospectus. In pursuing its objective, each Fund may employ the investment techniques described in Portfolio Investments and Strategies in this SAI. Each Fund's investment objective is a non-fundamental policy and may be changed by the Board of Trustees without the approval of a "majority of the outstanding voting securities."(1)

                      PORTFOLIO INVESTMENTS AND STRATEGIES

DEBT SECURITIES

            In pursuing its investment objective, a Fund may invest in debt securities of corporate and governmental issuers. The risks inherent in debt securities depend primarily on the term and quality of the obligations in the portfolio as well as on market conditions. A decline in the prevailing levels of interest rates generally increases the value of debt securities, while an increase in rates usually reduces the value of those securities.

            Investments in debt securities are limited to those that are within the four highest grades (generally referred to as "investment grade") assigned by a nationally recognized statistical rating organization or, if unrated, deemed to be of comparable quality by the portfolio managers.

            Securities in the fourth highest grade may possess speculative characteristics, and changes in economic conditions are more likely to affect the issuer's capacity to pay interest and repay principal. If the rating of a security held by a Fund is lost or reduced below investment grade, the Fund is not required to dispose of the security, but the portfolio managers will consider that fact in determining whether the Fund should continue to hold the security.

            Securities that are rated below investment grade are considered predominantly speculative with respect to the issuer's capacity to pay interest and repay principal according to the terms of the obligation and therefore carry greater investment risk, including the possibility of issuer default and bankruptcy.

            When the portfolio managers determine that adverse market or economic conditions exist and consider a temporary defensive position advisable, the Funds may


--------

(1) A "majority of the outstanding voting securities" means the approval of the lesser of (i) 67% or more of the shares at a meeting if the holders of more than 50% of the outstanding shares are present or represented by proxy or (ii) more than 50% of the outstanding shares.

invest without limitation in high-quality fixed income securities or hold assets in cash or cash equivalents.

DERIVATIVES

            Consistent with its objective, a Fund may invest in a broad array of financial instruments and securities, including conventional exchange-traded and non-exchange-traded options; futures contracts; futures options; securities collateralized by underlying pools of mortgages or other receivables; floating rate instruments; and other instruments that securitize assets of various types ("Derivatives"). In each case, the value of the instrument or security is "derived" from the performance of an underlying asset or a "benchmark" such as a security index, an interest rate, or a currency.

            Derivatives are most often used to manage investment risk or to create an investment position indirectly because using them is more efficient or less costly than direct investment that cannot be readily established directly due to portfolio size, cash availability, or other factors. They also may be used in an effort to enhance portfolio returns.

            The successful use of Derivatives depends on the portfolio managers' ability to correctly predict changes in the levels and directions of movements in security prices, interest rates and other market factors affecting the Derivative itself or the value of the underlying asset or benchmark. In addition, correlations in the performance of an underlying asset to a Derivative may not be well established. Finally, privately negotiated and over-the-counter Derivatives may not be as well regulated and may be less marketable than exchange-traded Derivatives.

            Each Fund currently intends to invest no more than 5% of its net assets in any type of Derivative other than options, futures contracts, futures options, and forward contracts. (See Options and Futures below.)

            Some mortgage-backed debt securities are of the "modified pass-through type," which means the interest and principal payments on mortgages in the pool are "passed through" to investors. During periods of declining interest rates, there is increased likelihood that mortgages will be prepaid, with a resulting loss of the full-term benefit of any premium paid by a Fund on purchase of such securities; in addition, the proceeds of prepayment would likely be invested at lower interest rates.

            Mortgage-backed securities provide either a pro rata interest in underlying mortgages or an interest in collateralized mortgage obligations ("CMOs") that represent a right to interest and/or principal payments from an underlying mortgage pool. CMOs are not guaranteed by either the U.S. Government or by its agencies or instrumentalities, and are usually issued in multiple classes each of which has different payment rights, prepayment risks, and yield characteristics. Mortgage-backed securities involve the risk of prepayment on the underlying mortgages at a faster or slower rate than the established schedule. Prepayments generally increase with falling interest rates and decrease with rising rates but they also are influenced by economic, social, and market factors. If mortgages are pre-paid during periods of declining interest rates, there would be a resulting loss of the full-term benefit of any premium paid by a Fund on purchase of the CMO, and the proceeds of prepayment would likely be invested at lower interest rates.

            Non-mortgage asset-backed securities usually have less prepayment risk than mortgage-backed securities, but have the risk that the collateral will not be available to support payments on the underlying loans that finance payments on the securities themselves.

            Floating rate instruments provide for periodic adjustments in coupon interest rates that are automatically reset based on changes in amount and direction of specified market interest rates. In addition, the adjusted duration of some of these instruments may be materially shorter than their stated maturities. To the extent such instruments are subject to lifetime or periodic interest rate caps or floors, such instruments may experience greater price volatility than debt instruments without such features. Adjusted duration is an inverse relationship between market price and interest rates and refers to the approximate percentage change in price for a 100 basis point change in yield. For example, if interest rates decrease by 100 basis points, a market price of a security with an adjusted duration of 2 would increase by approximately 2%.

CONVERTIBLE SECURITIES

            By investing in convertible securities, a Fund obtains the right to benefit from the capital appreciation potential in the underlying stock upon exercise of the conversion right, while earning higher current income than would be available if the stock were purchased directly. In determining whether to purchase a convertible, the portfolio managers will consider substantially the same criteria that would be considered in purchasing the underlying stock. While convertible securities purchased by the Fund are frequently rated investment grade, the Fund may purchase unrated securities or securities rated below investment grade if the securities meet the portfolio managers' other investment criteria. Convertible securities rated below investment grade (a) tend to be more sensitive to interest rate and economic changes, (b) may be obligations of issuers who are less creditworthy than issuers of higher quality convertible securities, and (c) may be more thinly traded due to such securities being less well known to investors than investment grade convertible securities, common stock or conventional debt securities. As a result, the portfolio managers' own investment research and analysis tend to be more important in the purchase of such securities than other factors.

FOREIGN SECURITIES

            Each Fund invests in foreign securities. Investment in foreign securities may entail a greater degree of risk (including risks relating to exchange rate fluctuations, tax provisions, or expropriation of assets) than investment in securities of domestic issuers. For this purpose, foreign securities do not include American Depositary Receipts (ADRs) or securities guaranteed by a United States person. ADRs are receipts typically issued by an American bank or trust company evidencing ownership of the underlying securities. A Fund may invest in sponsored or unsponsored ADRs. In the case of an unsponsored ADR, the Fund is likely to bear its proportionate share of the expenses of the depositary, and it may have greater difficulty in receiving shareholder communications than it would have with a sponsored ADR. The Fund may also purchase foreign securities in the form of European Depositary Receipts
(EDRs) or other securities representing underlying shares of foreign issuers. Positions in these securities are not necessarily denominated in the same currency as the common stocks into which they may be converted. EDRs are European receipts evidencing a similar arrangement. Generally, ADRs, in registered form, are designed for the U.S. securities markets and EDRs, in bearer form, are designed for use in European securities markets.

            With respect to portfolio securities that are issued by foreign issuers or denominated in foreign currencies, investment performance is affected by the strength or weakness of the U.S. dollar against these currencies. For example, if the dollar falls in value relative to the Japanese yen, the dollar value of a yen-denominated stock held in the portfolio will rise even though the price of the stock remains unchanged. Conversely, if the dollar rises in value relative to the yen, the dollar value of the yen-denominated stock will fall. (See discussion of transaction hedging and portfolio hedging under Currency Exchange Transactions.)

            Investors should understand and consider carefully the risks involved in foreign investing. Investing in foreign securities, positions which are generally denominated in foreign currencies, and utilization of forward foreign currency exchange contracts involve certain considerations comprising both risks and opportunities not typically associated with investing in U.S. securities. These considerations include: fluctuations in exchange rates of foreign currencies; possible imposition of exchange control regulation or currency restrictions that would prevent cash from being repatriated; less public information with respect to issuers of securities; less governmental supervision of stock exchanges, securities brokers, and issuers of securities; lack of uniform accounting, auditing, and financial reporting standards; lack of uniform settlement periods and trading practices; less liquidity and frequently greater price volatility in foreign markets than in the United States; possible imposition of foreign taxes; possible investment in securities of companies in developing as well as developed countries; and sometimes less advantageous legal, operational, and financial protections applicable to foreign sub-custodial arrangements. These risks are greater for emerging markets.

            Although the Funds will try to invest in companies and governments of countries having stable political environments, there is the possibility of expropriation or confiscatory taxation, seizure or nationalization of foreign bank deposits or other assets, establishment of exchange controls, the adoption of foreign government restrictions, or other adverse political, social or diplomatic developments that could affect investment in these nations.

            Currency Exchange  Transactions.  Currency exchange transactions may be conducted either on a spot (i.e., cash) basis at the spot rate for purchasing or selling currency prevailing in the foreign exchange market or through forward currency exchange contracts ("forward contracts"). Forward contracts are contractual agreements to purchase or sell a specified currency at a specified future date (or within a specified time period) and price set at the time of the contract. Forward contracts are usually entered into with banks and broker-dealers, are not exchange traded, and are usually for less than one year, but may be renewed.

            The Funds' foreign currency exchange transactions are limited to transaction and portfolio hedging involving either specific transactions or portfolio positions. Transaction hedging is the purchase or sale of forward contracts with respect to specific receivables or payables of a Fund arising in connection with the purchase and sale of its portfolio securities. Portfolio hedging is the use of forward contracts with respect to portfolio security positions denominated or quoted in a particular foreign currency. Portfolio hedging allows a Fund to limit or reduce its exposure in a foreign currency by entering into a forward contract to sell such foreign currency (or another foreign currency that acts as a proxy for that currency) at a future date for a price payable in U.S. dollars so that the value of the foreign-denominated portfolio securities can be approximately matched by a foreign-denominated liability. A Fund may not engage in portfolio hedging with respect to the currency of a particular country to an extent greater than the aggregate market value (at the time of making such sale) of the securities held in its portfolio denominated or quoted in that particular currency, except that the Fund may hedge all or part of its foreign currency exposure through the use of a basket of currencies or a proxy currency where such currencies or currency act as an effective proxy for other currencies. In such a case, the Fund may enter into a forward contract where the amount of the foreign currency to be sold exceeds the value of the securities denominated in such currency. The use of this basket hedging technique may be more efficient and economical than entering into separate forward contracts for each currency held by the Fund. The Funds may not engage in "speculative" currency exchange transactions.


            At the maturity of a forward contract to deliver a particular currency, a Fund may either sell the portfolio security related to such contract and make delivery of the currency, or it may retain the security and either acquire the currency on the spot market or terminate its contractual obligation to deliver the currency by purchasing an offsetting contract with the same currency trader obligating it to purchase on the same maturity date the same amount of the currency.

            It is impossible to forecast with absolute precision the market value of portfolio securities at the expiration of a forward contract. Accordingly, it may be necessary for a Fund to purchase additional currency on the spot market (and bear the expense of such purchase) if the market value of the security is less than the amount of currency the Fund is obligated to deliver and if a decision is made to sell the security and make delivery of the currency. Conversely, it may be necessary to sell on the spot market some of the currency received upon the sale of the portfolio security if its market value exceeds the amount of currency the Fund is obligated to deliver.

            If the Fund retains the portfolio security and engages in an offsetting transaction, the Fund will incur a gain or a loss to the extent that there has been movement in forward contract prices. If the Fund engages in an offsetting transaction, it may subsequently enter into a new forward contract to sell the currency. Should forward prices decline during the period between the Fund's entering into a forward contract for the sale of a currency and the date it enters into an offsetting contract for the purchase of the currency, the Fund will realize a gain to the extent the price of the currency it has agreed to sell exceeds the price of the currency it has agreed to purchase. Should forward prices increase, the Fund will suffer a loss to the extent the price of the currency it has agreed to purchase exceeds the price of the currency it has agreed to sell. A default on the contract would deprive the Fund of unrealized profits or force the Fund to cover its commitments for purchase or sale of currency, if any, at the current market price.

            Hedging against a decline in the value of a currency does not eliminate fluctuations in the prices of portfolio securities or prevent losses if the prices of such securities decline. Such transactions also preclude the opportunity for gain if the value of the hedged currency should rise. Moreover, it may not be possible for a Fund to hedge against a devaluation that is so generally anticipated that the Fund is not able to contract to sell the currency at a price above the devaluation level it anticipates. The cost to the Fund of engaging in currency exchange transactions varies with such factors as the currency involved, the length of the contract period, and prevailing market conditions. Since currency exchange transactions are usually conducted on a principal basis, no fees or commissions are involved.

            Synthetic Foreign Money Market Positions. The Funds may invest in money market instruments denominated in foreign currencies. In addition to, or in lieu of, such direct investment, a Fund may construct a synthetic foreign money market position by (a) purchasing a money market instrument denominated in one currency, and (b) concurrently entering into a forward contract to deliver a corresponding amount of that currency in exchange for a different currency on a future date and at a specified rate of exchange. For example, a synthetic money market position in Japanese yen could be constructed by purchasing a U.S. dollar money market instrument, and entering concurrently into a forward contract to deliver a corresponding amount of U.S. dollars in exchange for Japanese yen on a specified date and at a specified rate of exchange. Because of the availability of a variety of highly liquid short-term U.S. dollar money market instruments, a synthetic money market position utilizing such U.S. dollar instruments may offer greater liquidity than direct investment in foreign currency money market instruments. The result of a direct investment in a foreign currency and a concurrent construction of a synthetic position in such foreign currency, in terms of both income yield and gain or loss from changes in currency exchange rates, in general should be similar, but would not be identical because the components of the alternative investments would not be identical. Except to the extent a synthetic foreign money market position consists of a money market instrument denominated in a foreign currency, the synthetic foreign money market position shall not be deemed a "foreign security" for purposes of the policy that, under normal conditions, the Stein Roe European Thematic Equity Fund will invest at least 65% of total assets in foreign securities.

EURODOLLAR INSTRUMENTS

            The Funds may make investments in Eurodollar instruments. Eurodollar instruments are U.S. dollar-denominated futures contracts or options thereon which are linked to LIBOR, although foreign currency-denominated instruments are available from time to time. Eurodollar future contracts enable purchasers to obtain a fixed rate for the lending of funds and sellers to obtain a fixed rate for borrowings. The Funds might use Eurodollar futures contracts and options thereon to hedge against changes in LIBOR, to which many interest rate swaps and fixed income instruments are linked.

STRUCTURED NOTES

            Structured Notes are Derivatives on which the amount of principal repayment and or interest payments is based upon the movement of one or more factors. These factors include, but are not limited to, currency exchange rates, interest rates (such as the prime lending rate and the London Interbank Offered Rate ("LIBOR")), stock indices such as the S&P 500 Index and the price fluctuations of a particular security. In some cases, the impact of the movements of these factors may increase or decrease through the use of multipliers or deflators. The use of Structured Notes allows a Fund to tailor its investments to the specific risks and returns the portfolio managers wish to accept while avoiding or reducing certain other risks.

SWAPS, CAPS, FLOORS AND COLLARS

            The Funds may enter into swaps and may purchase or sell related caps, floors and collars. A Fund would enter into these transactions primarily to preserve a return or spread on a particular investment or portion of its portfolio, to protect against currency fluctuations, as a duration management technique or to protect against any increase in the price of securities it purchases at a later date. The Funds would use these techniques only as hedges and not as speculative investments and will not sell any interest rate income streams they may be obligated to pay.

            A swap agreement is generally individually negotiated and structured to include exposure to a variety of different types of investments or market factors. Depending on its structure, a swap agreement may increase or decrease a Fund's exposure to changes in the value of an index of securities in which the Fund might invest, the value of a particular security or group of securities, or foreign currency values. Swap agreements can take many different forms and are known by a variety of names. A Fund may enter into any form of swap agreement if the portfolio managers determine it is consistent with its investment objective and policies.

            A swap agreement tends to shift a Fund's investment exposure from one type of investment to another. For example, if a Fund agrees to exchange payments in dollars at a fixed rate for payments in a foreign currency the amount of which is determined by movements of a foreign securities index, the swap agreement would tend to increase exposure to foreign stock market movements and foreign currencies. Depending on how it is used, a swap agreement may increase or decrease the overall volatility of the Fund's investments and its net asset value.

            The performance of a swap agreement is determined by the change in the specific currency, market index, security, or other factors that determine the amounts of payments due to and from a Fund. If a swap agreement calls for payments by the Fund, it must be prepared to make such payments when due. If the counterparty's creditworthiness declines, the value of a swap agreement would be likely to decline, potentially resulting in a loss. A Fund will not enter into any swap, cap, floor or collar transaction unless, at the time of entering into such transaction, the unsecured long-term debt of the counterparty, combined with any credit enhancements, is rated at least A by Standard & Poor's Ratings Services or Moody's Investors Service, Inc. or has an equivalent rating from a nationally recognized statistical rating organization or is determined to be of equivalent credit quality by the portfolio managers.

            The purchase of a cap entitles the purchaser to receive payments on a notional principal amount from the party selling the cap to the extent that a specified index exceeds a predetermined interest rate or amount. The purchase of a floor entitles the purchaser to receive payments on a notional principal amount from the party selling such floor to the extent that a specified index falls below a predetermined interest rate or amount. A collar is a combination of a cap and floor that preserves a certain return within a predetermined range of interest rates or values.

            At the time a Fund enters into swap arrangements or purchases or sells caps, floors or collars, liquid assets of the Fund having a value at least as great as the commitment underlying the obligations will be segregated on the books of the Fund and held by the custodian throughout the period of the obligation.

LENDING OF PORTFOLIO SECURITIES


            Subject to restriction (6) under Investment Restrictions in this SAI, a Fund may lend its portfolio securities to broker-dealers and banks. Any such loan must be continuously secured by collateral in cash or cash equivalents maintained on a current basis in an amount at least equal to the market value of the securities loaned by the Fund. The Fund would continue to receive the equivalent of the interest or dividends paid by the issuer on the securities loaned, and would also receive an additional return that may be in the form of a fixed fee or a percentage of the collateral. The Fund would have the right to call the loan and obtain the securities loaned at any time on notice of not more than five business days. The Fund would not have the right to vote the securities during the existence of the loan but would call the loan to permit voting of the securities if, in the portfolio managers' judgment, a material event requiring a shareholder vote would otherwise occur before the loan was repaid. In the event of bankruptcy or other default of the borrower, the Fund could experience both delays in liquidating the loan collateral or recovering the loaned securities and losses, including (a) possible decline in the value of the collateral or in the value of the securities loaned during the period while the Fund seeks to enforce its rights thereto, (b) possible subnormal levels of income and lack of access to income during this period, and (c) expenses of enforcing its rights. The Funds do not currently intend to loan more than 5% of their net assets.

REPURCHASE AGREEMENTS

            A Fund may invest in repurchase agreements, provided that it will not invest more than 15% of net assets in repurchase agreements maturing in more than seven days and any other illiquid securities. A repurchase agreement is a sale of securities to a Fund in which the seller agrees to repurchase the securities at a higher price, which includes an amount representing interest on the purchase price, within a specified time. In the event of bankruptcy of the seller, a Fund could experience both losses and delays in liquidating its collateral.

WHEN-ISSUED AND DELAYED-DELIVERY SECURITIES; REVERSE REPURCHASE AGREEMENTS

            The   Funds   may   purchase   securities   on  a   when-issued   or
delayed-delivery basis. Although the payment and interest terms of these securities are established at the time a Fund enters into the commitment, the securities may be delivered and paid for a month or more after the date of purchase, when their value may have changed. The Funds makes such commitments only with the intention of actually acquiring the securities, but may sell the securities before settlement date if the portfolio managers deem it advisable for investment reasons. The Funds may utilize spot and forward foreign currency exchange transactions to reduce the risk inherent in fluctuations in the exchange rate between one currency and another when securities are purchased or sold on a when-issued or delayed-delivery basis.

            The Funds may enter into reverse repurchase agreements with banks and securities dealers. A reverse repurchase agreement is a repurchase agreement in which a Fund is the seller of, rather than the investor in, securities and agrees to repurchase them at an agreed-upon time and price. Use of a reverse repurchase agreement may be preferable to a regular sale and later repurchase of securities because it avoids certain market risks and transaction costs.

            At the time a Fund enters into a binding obligation to purchase securities on a when-issued basis or enters into a reverse repurchase agreement, liquid assets (cash, U.S. Government securities or other "high-grade" debt obligations) of the Fund having a value at least as great as the purchase price of the securities to be purchased will be segregated on the books of the Fund and held by the custodian throughout the period of the obligation. The use of these investment strategies, as well as borrowing under a line of credit as described below, may increase net asset value fluctuation.

SHORT SALES "AGAINST THE BOX"

            A Fund may sell securities short against the box; that is, enter into short sales of securities that it currently owns or has the right to acquire through the conversion or exchange of other securities that it owns at no additional cost. A Fund may make short sales of securities only if at all times when a short position is open it owns at least an equal amount of such securities or securities convertible into or exchangeable for securities of the same issue as, and equal in amount to, the securities sold short, at no additional cost.

            In a short sale  against the box, a Fund does not  deliver  from its portfolio the securities sold. Instead, the Fund borrows the securities sold short from a broker-dealer through which the short sale is executed, and the broker-dealer delivers such securities, on behalf of the Fund, to the purchaser of such securities. The Fund is required to pay to the broker-dealer the amount of any dividends paid on shares sold short. Finally, to secure its obligation to deliver to such broker-dealer the securities sold short, the Fund must deposit and continuously maintain in a separate account with its custodian an equivalent amount of the securities sold short or securities convertible into or exchangeable for such securities at no additional cost. The Fund is said to have a short position in the securities sold until it delivers to the broker-dealer the securities sold. The Fund may close out a short position by purchasing on the open market and delivering to the broker-dealer an equal amount of the securities sold short, rather than by delivering portfolio securities.

            Short sales may protect a Fund against the risk of losses in the value of its portfolio securities because any unrealized losses with respect to such portfolio securities should be wholly or partially offset by a corresponding gain in the short position. However, any potential gains in such portfolio securities should be wholly or partially offset by a corresponding loss in the short position. The extent to which such gains or losses are offset will depend upon the amount of securities sold short relative to the amount the Fund owns, either directly or indirectly, and, in the case where the Fund owns convertible securities, changes in the conversion premium.

            Short sale transactions involve certain risks. If the price of the security sold short increases between the time of the short sale and the time the Fund replaces the borrowed security, the Fund will incur a loss, and if the price declines during this period, the Fund will realize a short-term capital gain. Any realized short-term capital gain will be decreased, and any incurred loss increased, by the amount of transaction costs and any premium, dividend or interest which the Fund may have to pay in connection with such short sale. Certain provisions of the Internal Revenue Code may limit the degree to which the Funds are able to enter into short sales. There is no limitation on the amount of a Fund's assets that, in the aggregate, may be deposited as collateral for the obligation to replace securities borrowed to effect short sales and allocated to segregated accounts in connection with short sales.

RULE 144A SECURITIES

            The Funds may purchase securities that have been privately placed but that are eligible for purchase and sale under Rule 144A under the Securities Act of 1933. That Rule permits certain qualified institutional buyers, such as the Funds, to trade in privately placed securities that have not been registered for sale under the 1933 Act. The portfolio managers, under the supervision of the Board of Trustees, will consider whether securities purchased under Rule 144A are illiquid and thus subject to the restriction of investing no more than 15% of a Fund's net assets in illiquid securities. A determination of whether a Rule 144A security is liquid or not is a question of fact. In making this determination, the portfolio managers will consider the trading markets for the specific security, taking into account the unregistered nature of a Rule 144A security. In addition, the portfolio managers could consider the (1) frequency of trades and quotes, (2) number of dealers and potential purchasers, (3) dealer undertakings to make a market, and (4) nature of the security and of marketplace trades (e.g., the time needed to dispose of the security, the method of soliciting offers, and the mechanics of transfer). The liquidity of Rule 144A securities would be monitored and if, as a result of changed conditions, it is determined that a Rule 144A security is no longer liquid, the relevant Fund's holdings of illiquid securities would be reviewed to determine what, if any, steps are required to assure that the Fund does not invest more than 15% of its assets in illiquid securities. Investing in Rule 144A securities could have the effect of increasing the amount of a Fund's assets invested in illiquid securities if qualified institutional buyers are unwilling to purchase such securities. The Funds do not expect to invest as much as 5% of their respective total assets in Rule 144A securities that have not been deemed to be liquid by the portfolio managers.

LINE OF CREDIT

            Subject to restriction (6) under Investment Restrictions in this SAI, each Fund may establish and maintain a line of credit with a major bank in order to permit borrowing on a temporary basis to meet share redemption requests in circumstances in which temporary borrowing may be preferable to liquidation of portfolio securities.

INTERFUND BORROWING AND LENDING PROGRAM

            Pursuant to an exemptive order issued by the Securities and Exchange Commission, the Funds may lend money to and borrow money from other mutual funds advised by Stein Roe. The Funds will borrow through the program when borrowing is necessary and appropriate and the costs are equal to or lower than the costs of bank loans.

PORTFOLIO TURNOVER

            Although the Funds do not purchase securities with a view to rapid turnover, there are no limitations on the length of time that portfolio securities must be held. Portfolio turnover can occur for a number of reasons such as general conditions in the securities markets, more favorable investment opportunities in other securities, or other factors relating to the desirability of holding or changing a portfolio investment. Because of each Fund's flexibility of investment and emphasis on growth of capital, it may have greater portfolio turnover than that of mutual funds that have primary objectives of income or maintenance of a balanced investment position. The future turnover rate may vary greatly from year to year. A high rate of portfolio turnover, if it should occur, would result in increased transaction expenses, which must be borne by the relevant Fund. High portfolio turnover may also result in the realization of capital gains or losses and, to the extent net short-term capital gains are realized, any distributions resulting from such gains will be considered ordinary income for federal income tax purposes.

OPTIONS ON SECURITIES AND INDEXES

            The Funds may purchase and sell put options and call options on securities, indexes or foreign currencies in standardized contracts traded on recognized securities exchanges, boards of trade, or similar entities, or quoted on Nasdaq. The Funds may purchase agreements, sometimes called cash puts, that may accompany the purchase of a new issue of bonds from a dealer.

            An option on a security (or index) is a contract that gives the purchaser (holder) of the option, in return for a premium, the right to buy from
(call) or sell to (put) the seller (writer) of the option the security underlying the option (or the cash value of the index) at a specified exercise price at any time during the term of the option (normally not exceeding nine months). The writer of an option on an individual security or on a foreign currency has the obligation upon exercise of the option to deliver the underlying security or foreign currency upon payment of the exercise price or to pay the exercise price upon delivery of the underlying security or foreign currency. Upon exercise, the writer of an option on an index is obligated to pay the difference between the cash value of the index and the exercise price multiplied by the specified multiplier for the index option. (An index is designed to reflect specified facets of a particular financial or securities market, a specific group of financial instruments or securities, or certain economic indicators.)

            The Funds will write call options and put options only if they are "covered." For example, in the case of a call option on a security, the option is "covered" if the Fund owns the security underlying the call or has an absolute and immediate right to acquire that security without additional cash consideration (or, if additional cash consideration is required, cash or cash equivalents in such amount are held in a segregated account by its custodian) upon conversion or exchange of other securities held in its portfolio.

            If an option written by a Fund expires, the Fund realizes a capital gain equal to the premium received at the time the option was written. If an option purchased by a Fund expires, the Fund realizes a capital loss equal to the premium paid.

            Prior to the earlier of exercise or expiration, an option may be closed out by an offsetting purchase or sale of an option of the same series (type, exchange, underlying security or index, exercise price, and expiration). There can be no assurance, however, that a closing purchase or sale transaction can be effected when a Fund desires.

            A Fund will realize a capital gain from a closing purchase transaction if the cost of the closing option is less than the premium received from writing the option, or, if it is more, the Fund will realize a capital loss. If the premium received from a closing sale transaction is more than the premium paid to purchase the option, the Fund will realize a capital gain or, if it is less, the Fund will realize a capital loss. The principal factors affecting the market value of a put or a call option include supply and demand, interest rates, the current market price of the underlying security or index in relation to the exercise price of the option, the volatility of the underlying security or index, and the time remaining until the expiration date.

            A put or call option purchased by a Fund is an asset of the Fund, valued initially at the premium paid for the option. The premium received for an option written by a Fund is recorded as a deferred credit. The value of an option purchased or written is marked-to-market daily and is valued at the closing price on the exchange on which it is traded or, if not traded on an exchange or no closing price is available, at the mean between the last bid and asked prices.

            Risks Associated with Options on Securities and Indexes. There are several risks associated with transactions in options. For example, there are significant differences between the securities markets, the currency markets, and the options markets that could result in an imperfect correlation between these markets, causing a given transaction not to achieve its objectives. A decision as to whether, when and how to use options involves the exercise of skill and judgment, and even a well-conceived transaction may be unsuccessful to some degree because of market behavior or unexpected events.

            There can be no assurance that a liquid market will exist when a Fund seeks to close out an option position. If a Fund were unable to close out an option that it had purchased on a security, it would have to exercise the option in order to realize any profit or the option would expire and become worthless. If a Fund were unable to close out a covered call option that it had written on a security, it would not be able to sell the underlying security until the option expired. As the writer of a covered call option on a security, a Fund foregoes, during the option's life, the opportunity to profit from increases in the market value of the security covering the call option above the sum of the premium and the exercise price of the call.

            If trading were suspended in an option purchased or written by a Fund, the Fund would not be able to close out the option. If restrictions on exercise were imposed, the Fund might be unable to exercise an option it has purchased.

FUTURES CONTRACTS AND OPTIONS ON FUTURES CONTRACTS

            The Funds may use interest rate futures contracts, index futures contracts, and foreign currency futures contracts. An interest rate, index or foreign currency futures contract provides for the future sale by one party and purchase by another party of a specified quantity of a financial instrument or the cash value of an index(2) at a specified price and time. A public market exists in futures contracts covering a number of indexes (including, but not limited to: the Standard & Poor's 500 Index, the Value Line Composite Index, and the New York Stock Exchange Composite Index) as well as financial instruments (including, but not limited to: U.S. Treasury bonds, U.S. Treasury notes, Eurodollar certificates of deposit, and foreign currencies). Other index and financial instrument futures contracts are available and it is expected that additional futures contracts will be developed and traded.

            The Funds may purchase and write call and put futures options. Futures options possess many of the same characteristics as options on securities, indexes and foreign currencies (discussed above). A futures option gives the holder the right, in return for the premium paid, to assume a long position (call) or short position (put) in a futures contract at a specified exercise price at any time during the period of the option. Upon exercise of a call option, the holder acquires a long position in the futures contract and the writer is assigned the opposite short position. In the case of a put option, the opposite is true. A Fund might, for example, use futures contracts to hedge against or gain exposure to fluctuations in the general level of stock prices, anticipated changes in interest rates or currency fluctuations that might adversely affect either the value of the Fund's securities or the price of the securities that the Fund intends to purchase. Although other techniques could be used to reduce or increase the Fund's exposure to


--------------

(2) A futures contract on an index is an agreement pursuant to which two parties agree to take or make delivery of an amount of cash equal to the difference between the value of the index at the close of the last trading day of the contract and the price at which the index contract was originally written. Although the value of a securities index is a function of the value of certain specified securities, no physical delivery of those securities is made.

stock price, interest rate and currency fluctuations, the Fund may be able to achieve its exposure more effectively and perhaps at a lower cost by using futures contracts and futures options.

            The Funds will only enter into futures contracts and futures options that are standardized and traded on an exchange, board of trade, or similar entity, or quoted on an automated quotation system.

            The success of any futures transaction depends on accurate predictions of changes in the level and direction of stock prices, interest rates, currency exchange rates and other factors. Should those predictions be incorrect, the return might have been better had the transaction not been attempted; however, in the absence of the ability to use futures contracts, the portfolio managers might have taken portfolio actions in anticipation of the same market movements with similar investment results but, presumably, at greater transaction costs.

            When a purchase or sale of a futures contract is made by a Fund, the
Fund is required to deposit with its custodian (or broker, if legally permitted) a specified amount of cash or U.S. Government securities or other securities acceptable to the broker ("initial margin"). The margin required for a futures contract is set by the exchange on which the contract is traded and may be modified during the term of the contract. The initial margin is in the nature of a performance bond or good faith deposit on the futures contract, which is returned to the Fund upon termination of the contract, assuming all contractual obligations have been satisfied. The Fund expects to earn interest income on its initial margin deposits. A futures contract held by a Fund is valued daily at the official settlement price of the exchange on which it is traded. Each day the Fund pays or receives cash, called "variation margin," equal to the daily change in value of the futures contract. This process is known as "marking-to-market." Variation margin paid or received by a Fund does not represent a borrowing or loan by the Fund but is instead settlement between the Fund and the broker of the amount one would owe the other if the futures contract had expired at the close of the previous day. In computing daily net asset value, the Funds will mark-to-market their open futures positions.

            A Fund is also required to deposit and maintain margin with respect to put and call options on futures contracts written by it. Such margin deposits will vary depending on the nature of the underlying futures contract (and the related initial margin requirements), the current market value of the option, and other futures positions held by the Fund.

            Although some futures contracts call for making or taking delivery of the underlying securities, usually these obligations are closed out prior to delivery by offsetting purchases or sales of matching futures contracts (same exchange, underlying security or index, and delivery month). If an offsetting purchase price is less than the original sale price, the Fund engaging in the transaction realizes a capital gain, or if it is more, the Fund realizes a capital loss. Conversely, if an offsetting sale price is more than the original purchase price, the Fund engaging in the transaction realizes a capital gain, or if it is less, the Fund realizes a capital loss. The transaction costs must also be included in these calculations.

RISKS ASSOCIATED WITH FUTURES

            There are several risks associated with the use of futures contracts and futures options. A purchase or sale of a futures contract may result in losses in excess of the amount invested in the futures contract. In trying to increase or reduce market exposure, there can be no guarantee that there will be a correlation between price movements in the futures contract and in the portfolio exposure sought. In addition, there are significant differences between the securities and futures markets that could result in an imperfect correlation between the markets, causing a given transaction not to achieve its objectives. The degree of imperfection of correlation depends on circumstances such as: variations in speculative market demand for futures, futures options and the related securities, including technical influences in futures and futures options trading and differences between the securities market and the securities underlying the standard contracts available for trading. For example, in the case of index futures contracts, the composition of the index, including the issuers and the weighting of each issue, may differ from the composition of the portfolio, and, in the case of interest rate futures contracts, the interest rate levels, maturities, and creditworthiness of the issues underlying the futures contract may differ from the financial instruments held in the portfolio. A decision as to whether, when and how to use futures contracts involves the exercise of skill and judgment, and even a well-conceived transaction may be unsuccessful to some degree because of market behavior or unexpected stock price or interest rate trends.

            Futures exchanges may limit the amount of fluctuation permitted in certain futures contract prices during a single trading day. The daily limit establishes the maximum amount that the price of a futures contract may vary either up or down from the previous day's settlement price at the end of the current trading session. Once the daily limit has been reached in a futures contract subject to the limit, no more trades may be made on that day at a price beyond that limit. The daily limit governs only price movements during a particular trading day and therefore does not limit potential losses because the limit may work to prevent the liquidation of unfavorable positions. For example, futures prices have occasionally moved to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of positions and subjecting some holders of futures contracts to substantial losses. Stock index futures contracts are not normally subject to such daily price change limitations.

            There can be no assurance that a liquid market will exist at a time when a Fund seeks to close out a futures or futures option position. The Fund would be exposed to possible loss on the position during the interval of inability to close, and would continue to be required to meet margin requirements until the position is closed. In addition, many of the contracts discussed above are relatively new instruments without a significant trading history. As a result, there can be no assurance that an active secondary market will develop or continue to exist.

LIMITATIONS ON OPTIONS AND FUTURES

            If other options, futures contracts, or futures options of types other than those described herein are traded in the future, the Funds may also use those investment vehicles, provided the Board of Trustees determines that their use is consistent with the relevant Fund's investment objective.

            A Fund will not enter into a futures contract or purchase an option thereon if, immediately thereafter, the initial margin deposits for futures contracts held by the Fund plus premiums paid by it for open futures option positions, less the amount by which any such positions are "in-the-money,"(3) would exceed 5% of the Fund's total assets.

            When purchasing a futures contract or writing a put option on a futures contract, a Fund must maintain with its custodian (or broker, if legally permitted) cash or cash equivalents (including any margin) equal to the market value of such contract. When writing a call option on a futures contract, a Fund similarly will maintain with its custodian cash or cash equivalents (including any margin) equal to the amount by which such option is in-the-money until the option expires or is closed out by the Fund.

            A Fund may not maintain open short positions in futures contracts, in call options written on futures contracts or in call options written on indexes if, in the aggregate, the market value of all such open positions exceeds the current value of the securities in its portfolio, plus or minus unrealized gains and losses on the open positions, adjusted for the historical relative volatility of the relationship between the portfolio and the positions. For this purpose, to the extent the Fund has written call options on specific securities in its portfolio, the value of those securities will be deducted from the current market value of the securities portfolio.

            In order to comply with Commodity Futures Trading Commission Regulation 4.5 and thereby avoid being deemed a "commodity pool operator," each Fund will use commodity futures or commodity options contracts solely for bona fide hedging purposes within the meaning and intent of Regulation 1.3(z), or, with respect to positions in commodity futures and commodity options contracts that do not come within the meaning and intent of 1.3(z), the aggregate initial margin and premiums required to establish such positions will not exceed 5% of the fair market value of the assets of the Fund, after taking into account unrealized profits and unrealized losses on any such contracts it has entered into [in the case of an option that is in-the-money at the time of purchase, the in-the-money amount (as defined in Section 190.01(x) of the Commission Regulations) may be excluded in computing such 5%].

TAXATION OF OPTIONS AND FUTURES

            If a Fund exercises a call or put option that it holds, the premium paid for the option is added to the cost basis of the security purchased (call) or deducted from the proceeds of the security sold (put). For cash settlement options and futures options exercised by the Fund, the difference between the cash received at exercise and the premium paid is a capital gain or loss.

            If a call or put option written by a Fund is exercised, the premium is included in the proceeds of the sale of the underlying security (call) or reduces the cost basis of the security purchased (put). For cash settlement options and futures options written by the Fund, the difference between the cash paid at exercise and the premium received is a capital gain or loss.

            Entry into a closing purchase transaction will result in capital gain or loss. If an option written by a Fund was in-the-money at the time it was written and the


-------------

(3) A call option is "in-the-money" if the value of the futures contract that is the subject of the option exceeds the exercise price. A put option is "in-the-money" if the exercise price exceeds the value of the futures contract that is the subject of the option.

security covering the option was held for more than the long-term holding period prior to the writing of the option, any loss realized as a result of a closing purchase transaction will be long-term. The holding period of the securities covering an in-the-money option will not include the period of time the option is outstanding.

            If a Fund writes an equity call option(4) other than a "qualified covered call option," as defined in the Internal Revenue Code, any loss on such option transaction, to the extent it does not exceed the unrealized gains on the securities covering the option, may be subject to deferral until the securities covering the option have been sold.

            A futures contract held until delivery results in capital gain or loss equal to the difference between the price at which the futures contract was entered into and the settlement price on the earlier of delivery notice date or expiration date. If a Fund delivers securities under a futures contract, the Fund also realizes a capital gain or loss on those securities.

            For federal income tax purposes, a Fund generally is required to recognize as income for each taxable year its net unrealized gains and losses as of the end of the year on futures, futures options and non-equity options positions ("year-end mark-to-market"). Generally, any gain or loss recognized with respect to such positions (either by year-end mark-to-market or by actual closing of the positions) is considered to be 60% long-term and 40% short-term, without regard to the holding periods of the contracts. However, in the case of positions classified as part of a "mixed straddle," the recognition of losses on certain positions (including options, futures and futures options positions, the related securities and certain successor positions thereto) may be deferred to a later taxable year. Sale of futures contracts or writing of call options (or futures call options) or buying put options (or futures put options) that are intended to hedge against a change in the value of securities held by a Fund:
(1) will affect the holding period of the hedged securities; and (2) may cause unrealized gain or loss on such securities to be recognized upon entry into the hedge.

            If a Fund were to enter into a short index future, short index futures option or short index option position and the Fund were deemed to "mimic" the performance of the index underlying such contract, the option or futures contract position and the Fund's stock positions would be deemed to be positions in a mixed straddle, subject to the above-mentioned loss deferral rules.

            In order for a Fund to continue  to qualify  for federal  income tax treatment as a regulated investment company, at least 90% of its gross income for a taxable year must be derived from qualifying income; i.e., dividends, interest, income derived from loans of securities, and gains from the sale of securities or foreign currencies, or other income (including but not limited to gains from options, futures, or forward contracts). Any net gain realized from futures (or futures options) contracts will be considered gain from the sale of securities and therefore be qualifying income for purposes of the 90% requirement.

            The Funds distribute to shareholders annually any net capital gains that have been recognized for federal income tax purposes (including year-end mark-to-


----------------------

(4) An equity option is defined to mean any option to buy or sell stock, and any other option the value of which is determined by reference to an index of stocks of the type that is ineligible to be traded on a commodity futures exchange (e.g., an option contract on a sub-index based on the price of nine hotel-casino stocks). The definition of equity option excludes options on broad-based stock indexes (such as the Standard & Poor's 500 index).

market gains) on options and futures transactions. Such distributions are combined with distributions of capital gains realized on a Fund's other investments, and shareholders are advised of the nature of the payments.

            The Taxpayer Relief Act of 1997 (the "Act") imposed constructive sale treatment for federal income tax purposes on certain hedging strategies with respect to appreciated securities. Under these rules, taxpayers will recognize gain, but not loss, with respect to securities if they enter into short sales of "offsetting notional principal contracts" (as defined by the Act) or futures or "forward contracts" (as defined by the Act) with respect to the same or substantially identical property, or if they enter into such transactions and then acquire the same or substantially identical property. These changes generally apply to constructive sales after June 8, 1997. Furthermore, the Secretary of the Treasury is authorized to promulgate regulations that will treat as constructive sales certain transactions that have substantially the same effect as short sales, offsetting notional principal contracts, and futures or forward contracts to deliver the same or substantially similar property.

                             INVESTMENT RESTRICTIONS

FUNDAMENTAL INVESTMENT POLICIES

      The Investment Company Act of 1940 (the "1940 Act") provides that a "vote of a majority of the outstanding voting securities" means the affirmative vote of the lesser of (1) more than 50% of the outstanding shares of a Fund, or (2) 67% or more of the shares present at a meeting if more than 50% of the outstanding shares are represented at the meeting in person or by proxy. The following fundamental investment policies cannot be changed without such a vote.

Each Fund may:

1. Borrow from banks, other affiliated funds and other entities to the extent permitted by applicable law, provided that the Fund's borrowings shall not exceed 33 1/3% of the value of its total assets (including the amount borrowed) less liabilities (other than borrowings) or such other percentage permitted by law;

2. Only own real estate acquired as the result of owning securities and not more than 5% of total assets;

3. Purchase and sell futures contracts and related options so long as the total initial margin and premiums on the contracts do not exceed 5% of its total assets;

4. Not issue senior securities except as provided in paragraph 1 above and to the extent permitted by the Act;

5. Underwrite securities issued by others only when disposing of portfolio securities;

6. Make loans (a) through lending of securities, (b) through the purchase of debt instruments or similar evidences of indebtedness typically sold privately to financial institutions, (c) through an interfund lending program with other affiliated funds provided that no such loan may be made if, as a result, the aggregate of such loans would exceed 33 1/3% of the value of its total assets (taken at market value at the time of such loans) and (d) through repurchase agreements; and

7. Not concentrate more than 25% of its total assets in any one industry or with respect to 75% of total assets purchase any security (other than obligations of the U.S. government and cash items including receivables) if as a result more than 5% of its total assets would then be invested in securities of a single issuer or purchase the voting securities of an issuer if, as a result of such purchases, the Fund would own more than 10% of the outstanding voting shares of such issuer.

      Total assets and net assets are determined at current value for purposes of compliance with investment restrictions and policies. All percentage limitations will apply at the time of investment and are not violated unless an excess or deficiency occurs as a result of such investment. For the purpose of the 1940 Act's diversification requirement, an issuer is the entity whose revenues support the security.

OTHER INVESTMENT POLICIES

      As non-fundamental investment policies which may be changed without a shareholder vote, each Fund may not:

1. Purchase securities on margin, but it may receive short-term credit to clear securities transactions and may make initial or maintenance margin deposits in connection with futures transactions;

2. Have a short securities position, unless the Fund owns, or owns rights (exercisable without payment) to acquire, an equal amount of such securities; and

3.   Invest more than 15% of its net assets in illiquid assets.

      Notwithstanding the investment policies and restrictions of each Fund, the Fund may invest all or a portion of its investable assets in investment companies with substantially the same investment objective, policies and restrictions as the Fund.

                      ADDITIONAL INVESTMENT CONSIDERATIONS

            Stein Roe seeks to provide superior long-term investment results through a disciplined, research-intensive approach to investment selection and prudent risk management. In working to take sensible risks and make intelligent investments it has been guided by three primary objectives which it believes are the foundation of a successful investment program. These objectives are preservation of capital, limited volatility through managed risk, and consistent above-average returns as appropriate for the particular client or managed account. Because every investor's needs are different, Stein Roe mutual funds are designed to accommodate different investment objectives, risk tolerance levels, and time horizons. In selecting a mutual fund, investors should ask the following questions:

What are my investment goals?

It is important to choose a fund that has investment objectives compatible with your investment goals.

What is my investment time frame?

If you have a short investment time frame (e.g., less than three years), a mutual fund that seeks to provide a stable share price, such as a money market fund, or one that seeks capital preservation as one of its objectives may be appropriate. If you have a longer investment time frame, you may seek to maximize your investment returns by investing in a mutual fund that offers greater yield or appreciation potential in exchange for greater investment risk.

What is my tolerance for risk?

All investments, including those in mutual funds, have risks which will vary depending on investment objective and security type. However, mutual funds seek to reduce risk through professional investment management and portfolio diversification.

            In  general,   equity  mutual  funds  emphasize   long-term  capital
appreciation and tend to have more volatile net asset values than bond or money market mutual funds.

                            PURCHASES AND REDEMPTIONS

PURCHASES THROUGH THIRD PARTIES

            You may purchase (or redeem) shares through certain broker-dealers, banks, or other intermediaries ("Intermediaries"). The state of Texas has asked that investment companies disclose in their SAIs, as a reminder to any such bank or institution, that it must be registered as a securities dealer in Texas. Intermediaries may charge for their services or place limitations on the extent to which you may use the services offered by the Trust. It is the responsibility of any such Intermediary to establish procedures insuring the prompt transmission to the Trust of any such purchase order. An Intermediary, who accepts orders that are processed at the net asset value next determined after receipt of the order by the Intermediary, accepts such orders as authorized agent or designee of the relevant Fund. The Intermediary is required to segregate any orders received on a business day after the close of regular session trading on the New York Stock Exchange and transmit those orders separately for execution at the net asset value next determined after that business day.

            Some Intermediaries that maintain nominee accounts with the Funds for their clients for whom they hold Fund shares charge an annual fee of up to 0.35% of the average net assets held in such accounts for accounting, servicing, and distribution services they provide with respect to the underlying Fund shares. Stein Roe and the Funds' transfer agent share in the expense of these fees, and Stein Roe pays all sales and promotional expenses.

NET ASSET VALUE

            The net asset value of the Funds is determined on days on which the New York Stock Exchange (the "NYSE") is open for regular session trading. The NYSE is regularly closed on Saturdays and Sundays and on New Year's Day, the third Monday in January, the third Monday in February, Good Friday, the last Monday in May, Independence Day, Labor Day, Thanksgiving, and Christmas. If one of these holidays falls on a Saturday or Sunday, the NYSE will be closed on the preceding Friday or the following Monday, respectively. Net asset value will not be determined on days when the NYSE is closed unless, in the judgment of the Board of Trustees, the net asset value should be determined on any such day, in which case the determination will be made at 4 p.m., Eastern time. Please refer to Your Account -- Determining Share Price in the Prospectus for additional information on how the purchase and redemption price of Fund shares is determined.

GENERAL REDEMPTION POLICIES

            The Trust intends to pay all redemptions in cash. The Trust retains the right, subject to the Rule 18f-1 notice described below, to alter this policy to provide for redemptions in whole or in part by a distribution in kind of securities held by the Fund in lieu of cash. If redemptions were made in kind, the redeeming shareholders might incur transaction costs in selling the securities received in the redemptions. The Trust filed a Notification of Election pursuant to Rule 18f-1 under the Investment Company Act of 1940 with the Securities and Exchange Commission which commits each Fund to pay in cash all requests for redemptions by any shareholder, limited in amount with respect to each shareholder during any 90-day period to the lesser of $250,000 or 1% of the net asset value of the Fund at the beginning of such period.

            The Trust reserves the right to suspend or postpone redemptions of shares during any period when: (a) trading on the NYSE is restricted, as determined by the Securities and Exchange Commission, or the NYSE is closed for other than customary weekend and holiday closings; (b) the Securities and Exchange Commission has by order permitted such suspension; or (c) an emergency, as determined by the Securities and Exchange Commission, exists, making disposal of portfolio securities or valuation of net assets not reasonably practicable.

            You may not cancel or revoke your redemption order once instructions have been received and accepted. The Trust cannot accept a redemption request that specifies a particular date or price for redemption or any special conditions. Please call 800-338-2550 if you have any questions about requirements for a redemption before submitting your request. The Trust reserves the right to require a properly completed application before making payment for shares redeemed.

            The Trust will generally mail payment for shares redeemed within seven days after proper instructions are received. However, the Trust normally intends to pay proceeds of a Telephone Redemption paid by wire on the next business day. If you attempt to redeem shares within 15 days after they have been purchased by check or electronic transfer, the Trust will delay payment of the redemption proceeds to you until it can verify that payment for the purchase of those shares has been (or will be) collected. To reduce such delays, the Trust recommends that your purchase be made by federal funds wire through your bank.

            Generally, you may not use any Special Redemption Privilege to redeem shares purchased by check (other than certified or cashiers' checks) or electronic transfer until 15 days after their date of purchase. The Trust reserves the right at any time without prior notice to suspend, limit, modify, or terminate any Privilege or its use in any manner by any person or class.

            Neither the Trust, its transfer agent, nor their respective officers, trustees, directors, employees, or agents will be responsible for the authenticity of instructions provided under the Privileges, nor for any loss, liability, cost or expense for acting upon instructions furnished thereunder if they reasonably believe that such instructions are genuine. The Funds employ procedures reasonably designed to confirm that instructions communicated by telephone under any Special Redemption Privilege or the Special Electronic
Transfer Redemption Privilege are genuine. Use of any Special Redemption Privilege or the Special Electronic Transfer Redemption Privilege authorizes the relevant Fund and its transfer agent to tape-record all instructions to redeem. In addition, callers are asked to identify the account number and registration, and may be required to provide other forms of identification. Written confirmations of transactions are mailed promptly to the registered address; a legend on the confirmation requests that the shareholder review the transactions and inform the Fund immediately if there is a problem. If a Fund does not follow reasonable procedures for protecting shareholders against loss on telephone transactions, it may be liable for any losses due to unauthorized or fraudulent instructions.

            Shares in any account you maintain with a Fund or any of the other Stein Roe Funds may be redeemed to the extent necessary to reimburse any Stein Roe Fund for any loss you cause it to sustain (such as loss from an uncollected check or electronic transfer for the purchase of shares, or any liability under the Internal Revenue Code provisions on backup withholding).

            The Trust reserves the right to suspend or terminate, at any time and without prior notice, the use of the Telephone Exchange Privilege by any person or class of persons. The Trust believes that use of the Telephone
Exchange Privilege by investors utilizing market-timing strategies adversely affects the Fund. THEREFORE, REGARDLESS OF THE NUMBER OF TELEPHONE EXCHANGE ROUND-TRIPS MADE BY AN INVESTOR, THE TRUST GENERALLY WILL NOT HONOR REQUESTS FOR TELEPHONE EXCHANGES BY SHAREHOLDERS IDENTIFIED BY THE TRUST AS "MARKET-TIMERS" IF THE OFFICERS OF THE TRUST DETERMINE THE ORDER NOT TO BE IN THE BEST INTERESTS OF THE TRUST OR ITS SHAREHOLDERS. The Trust generally identifies as a "market-timer" an investor whose investment decisions appear to be based on actual or anticipated near-term changes in the securities markets other than for investment considerations. Moreover, the Trust reserves the right to suspend, limit, modify, or terminate, at any time and without prior notice, the Telephone Exchange Privilege in its entirety. Because such a step would be taken only if the Board of Trustees believes it would be in the best interests of the Fund, the Trust expects that it would provide shareholders with prior written notice of any such action unless the resulting delay in the suspension, limitation, modification, or termination of the Telephone Exchange Privilege would adversely affect the Fund. If the Trust were to suspend, limit, modify, or terminate the Telephone Exchange Privilege, a shareholder expecting to make a Telephone Exchange might find that an exchange could not be processed or that there might be a delay in the implementation of the exchange. During periods of volatile economic and market conditions, you may have difficulty placing your exchange by telephone.

            The Telephone Exchange Privilege and the Telephone Redemption by Check Privilege will be established automatically for you when you open your account unless you decline these Privileges on your application. Other Privileges must be specifically elected. A signature guarantee may be required to establish a Privilege after you open your account. If you establish both the Telephone Redemption by Wire Privilege and the Electronic Transfer Privilege, the bank account that you designate for both Privileges must be the same. The Telephone Redemption by Check Privilege, Telephone Redemption by Wire Privilege, and Special Electronic Transfer Redemptions may not be used to redeem shares held by a tax-sheltered retirement plan sponsored by Stein Roe.

REDEMPTION PRIVILEGES

            Exchange Privilege. You may redeem all or any portion of your Fund shares and use the proceeds to purchase shares of any other no-load Stein Roe Fund offered for sale in your state if your signed, properly completed application is on file. An exchange transaction is a sale and purchase of shares for federal income tax purposes and may result in capital gain or loss. Before exercising the Exchange Privilege, you should obtain the prospectus for the no-load Stein Roe Fund in which you wish to invest and read it carefully. The registration of the account to which you are making an exchange must be exactly the same as that of the Fund account from which the exchange is made and the amount you exchange must meet any applicable minimum investment of the no-load Stein Roe Fund being purchased.

            Telephone Exchange Privilege. You may use the Telephone Exchange Privilege to exchange an amount of $50 or more from your account by calling 800-338-2550 or by sending a telegram; new accounts opened by exchange are subject to the $2,500 initial purchase minimum. GENERALLY, YOU WILL BE LIMITED TO FOUR TELEPHONE EXCHANGE ROUND-TRIPS PER YEAR AND A FUND MAY REFUSE REQUESTS FOR TELEPHONE EXCHANGES IN EXCESS OF FOUR ROUND-TRIPS (A ROUND-TRIP BEING THE EXCHANGE OUT OF A FUND INTO ANOTHER NO-LOAD STEIN ROE FUND, AND THEN BACK TO THE
FUND). In addition, the Trust's general redemption policies apply to redemptions of shares by Telephone Exchange.

            Automatic Exchanges. You may use the Automatic Exchange Privilege to automatically redeem a fixed amount from your Fund account for investment in another no-load Stein Roe Fund account on a regular basis ($50 minimum; $100,000 maximum).


            Telephone Redemption by Wire Privilege. You may use this Privilege to redeem shares from your account ($1,000 minimum; no maximum) by calling
800-338-2550. The proceeds will be transmitted by wire to your account at a commercial bank previously designated by you that is a member of the Federal Reserve System. The fee for wiring proceeds (currently $7.00 per transaction) will be deducted from the amount wired.

            Telephone Redemption by Check Privilege. You may use the Telephone Redemption by Check Privilege to redeem shares from your account by calling 800-338-2550. Telephone redemptions are limited to a total of $100,000 in a 30-day period. The proceeds will be sent by check to your registered address.





            Electronic Transfer Privilege. You may redeem shares by calling 800-338-2550 and requesting an electronic transfer ("Special Redemption") of the proceeds to a bank account previously designated by you at a bank that is a member of the Automated Clearing House. You may also request electronic transfers at scheduled intervals ("Automatic Redemptions"). A Special Redemption request received by telephone after 4 p.m., Eastern time, is deemed received on the next business day. You may purchase Fund shares directly from your bank account either at regular intervals ("Regular Investments") or upon your request ("Special Investments"). Electronic transfers are subject to a $50 minimum and a $100,000 maximum. You may also have income dividends and capital gains distributions deposited directly into your bank account ("Automatic Dividend Deposits").

            Systematic  Withdrawals.   You  may  have  a  fixed  dollar  amount,
declining balance, or fixed percentage of your account redeemed and sent at regular intervals by check to you or another payee.

            Dividend Purchase Option. You may have distributions from one Fund account automatically invested in another no-load Stein Roe Fund account. Before establishing this option, you should obtain and read the prospectus of the Stein Roe Fund into which you wish to have your distributions invested. The account from which distributions are made must be of sufficient size to allow each distribution to usually be at least $25.

                                   MANAGEMENT


      The Board of Trustees of the Trust has overall management responsibility for the Trust and the Funds. The Board of Trustees will consist of eleven members (Messrs. Hacker, Lowry, Macera, Mayer, Nelson, Neuhauser, Palombo, Stitzel and Theobald, and Mss. Kelly and Verville), subject to approval by shareholders who were record owners of the series funds of the Trust on September 29, 2000. A special meeting of shareholders was held on December 27, 2000 to, among other things, elect these individuals as members of the Board of Trustees. Until the requisite shareholder vote is obtained, the Board of Trustees will consist of Messrs. Bacon, Boyd, Cook, Hacker, Nelson and Theobald, and Ms. Kelly, all of whom were members of the Board of Trustees at the time of the Special Meetings. Messrs. Bacon, Boyd and Cook are not standing for reelection.

      The following table sets forth certain information with respect to the trustees and officers of the Trust:


                             POSITION(S) HELD            PRINCIPAL OCCUPATION(S)
   NAME, AGE; ADDRESS         WITH THE TRUST             DURING PAST FIVE YEARS
   ------------------         --------------             ----------------------
William D. Andrews, 53;      Executive           Executive vice president of Stein Roe
One South Wacker Drive,      Vice-President      & Farnham Incorporated ("Stein Roe")
Chicago, IL  60606 (4)

John A. Bacon Jr., 73;       Trustee             Private investor
4N640 Honey Hill Road,
Box 296, Wayne, IL 60184
(3)(4)

Christine Balzano, 35;       Vice-President      Senior vice president of Liberty Funds
245 Summer Street,                               Services, Inc.; formerly vice
Boston, MA 02210                                 president and assistant vice president

William W. Boyd, 73;         Trustee             Chairman and director of Sterling
2900 Golf Road, Rolling                          Plumbing (manufacturer of plumbing
Meadows, IL  60008                               products)
(2)(3)(4)

Kevin M. Carome, 44;         Executive           Executive Vice President of the Stein
One Financial Center,        Vice-President      Roe Funds since May 1999 (formerly
Boston, MA 02111 (4)                             Vice President and  Secretary);
                                                 General  Counsel and  Secretary
                                                 of  Stein   Roe   since   1998;
                                                 Executive   Vice  President  of
                                                 Liberty Funds Group and Liberty
                                                 All-Star  Funds since  October,
                                                 2000;  Executive Vice President
                                                 and    Assistant     Secretary,
                                                 Liberty  Funds Group - Chicago;
                                                 Senior  Vice  President,  Legal
                                                 since January,  1999 of Liberty
                                                 Funds Group;  Associate General
                                                 Counsel and Vice  President  of
                                                 Liberty  Financial   Companies,
                                                 Inc. through January, 1999.

Denise E. Chasmer, 32        Vice President      Employee of Liberty Funds Services,
12100 East Iliffe Avenue                         Inc. and assistant vice president of
Aurora, CO 80014 (4)                             Stein Roe since November 1999; manager
                                                 with Scudder Kemper Investments
                                                 from  October  1995 to November
                                                 1999;  assistant  manager  with
                                                 Scudder Kemper prior thereto

J. Kevin Connaughton         Controller          Controller of the Funds since December
One Financial Center                             2000 (formerly Controller of the
Boston, MA 02111 (4)                             Funds  from May 2000 to October,
                                                 2000);   Treasurer   and  Chief
                                                 Financial    Officer   of   the
                                                 Liberty   Funds   and   of  the
                                                 Liberty  All-Star  Funds  since
                                                 December,     2000    (formerly
                                                 Controller and Chief Accounting
                                                 Officer  of the  Liberty  Funds
                                                 from February, 1998 to October,
                                                 2000);  Vice  President  of the
                                                 Colonial Management  Associates
                                                 since February,  1998 (formerly
                                                 Senior Tax  Manager,  Coopers &
                                                 Lybrand,  LLP from April,  1996
                                                 to    January,    1998;    Vice
                                                 President,     440    Financial
                                                 Group/First    Data    Investor
                                                 Services Group from March, 1994
                                                 to April, 1996).

Lindsay Cook, 48;            Trustee             Executive vice president of Liberty
600 Atlantic Avenue,                             Financial Companies, Inc. since March
Boston, MA 02210                                 1997; senior vice president prior
(1)(2)(4)                                        thereto

William M. Garrison, 34;     Vice-President      Vice president of Stein Roe since Feb.
One South Wacker Drive,                          1998; associate portfolio manager for
Chicago, IL 60606 (4)                            Stein Roe since August 1994


Stephen E. Gibson, 47;       President           Director of Stein Roe since September
One Financial Center,                            1, 2000, President and Vice Chairman
Boston, MA 02111 (4)                             of  Stein Roe since January, 2000
                                                 (formerly   Assistant  Chairman
                                                 from  August,  1998 to January,
                                                 2000);  President  of the Stein
                                                 Roe Funds since  November 1999;
                                                 President of the Liberty  Funds
                                                 since June,  1998,  Chairman of
                                                 the Board of the Liberty  Funds
                                                 since   July,    1998,    Chief
                                                 Executive Officer and President
                                                 since   December,    1996   and
                                                 Director,  since July,  1996 of
                                                 Colonial Management  Associates
                                                 (formerly     Executive    Vice
                                                 President  from  July,  1996 to
                                                 December,    1996);   Director,
                                                 Chief  Executive   Officer  and
                                                 President    of    LFG    since
                                                 December,     1998    (formerly
                                                 Director,    Chief    Executive
                                                 Officer  and  President  of The
                                                 Colonial Group, Inc. (TCG) from
                                                 December,   1996  to  December,
                                                 1998);    (formerly    Managing
                                                 Director of Marketing of Putnam
                                                 Investments,   June,   1992  to
                                                 July, 1996.)

Erik P. Gustafson, 36;       Vice-President      Senior portfolio manager of Stein Roe;
One South Wacker Drive,                          senior vice president of Stein Roe
Chicago, IL 60606 (4)                            since April 1996; vice president of
                                                 Stein Roe prior thereto

Douglas A. Hacker, 44;       Trustee             Senior vice president and chief
P.O. Box 66100,                                  financial officer of UAL, Inc.
Chicago, IL 60666 (3)                            (airline)
(4)

Loren A. Hansen, 52;         Executive           Chief investment officer/equity of CMA
One South Wacker Drive,      Vice-President      since 1997; executive vice president
Chicago, IL  60606  (4)                          of Stein Roe since Dec. 1995; vice
                                                 president of The Northern Trust (bank)
                                                 prior thereto

Harvey B. Hirschhorn, 50;    Vice-President      Executive vice president, senior
One South Wacker Drive,                          portfolio manager, and chief economist
Chicago, IL 60606 (4)                            and investment strategist of Stein
                                                 Roe; director of research of Stein
                                                 Roe, 1991 to 1995


Janet Langford Kelly, 42;    Trustee             Executive vice president-corporate
One Kellogg Square,                              development, general counsel and
Battle Creek, MI 49016                           secretary of Kellogg Company since
(3)(4)                                           Sept. 1999; senior vice president,
                                                 secretary and general counsel of Sara
                                                 Lee Corporation (branded, packaged,
                                                 consumer-products manufacturer) from
                                                 1995 to Aug. 1999; partner of Sidley &
                                                 Austin (law firm) prior thereto

Gail D. Knudsen, 39;         Vice President      Vice president and assistant
245 Summer Street,                               controller of CMA
Boston, MA 02210 (4)

Richard W. Lowry, 64         Trustee             Private Investor since August, 1987.
10701 Charleston Drive
Vero Beach, FL  32963 (4)

Salvatore Macera, 69;        Trustee             Private Investor (formerly Executive
26 Little Neck Lane                              Vice President and Director of Itek
New Seabury, MA  02349                           Corporation (electronics) from 1975 to
(4)                                              1981).

William E. Mayer, 60;        Trustee             Partner, Park Avenue Equity Partners
500 Park Avenue,                                 (venture capital) (formerly Dean,
5th Floor                                        College of Business and Management,
New York, NY  10022                              University of Maryland from October,
(1) (4)                                          1992 to November, 1996);Director,
                                                 Johns Manville; Director, Lee
                                                 Enterprises; Director, WR Hambrecht &
                                                 Co.



Mary D. McKenzie, 46;        Vice President      President of Liberty Funds Services,
 One Financial Center,                           Inc.
Boston, MA 02111 (4)

Charles R. Nelson, 58;       Trustee             Van Voorhis Professor of Political
Department of Economics,                         Economy, Department of Economics of
University of Washington,                        the University of Washington
Seattle, WA 98195 (3)(4)


John J. Neuhauser, 57;       Trustee             Academic Vice President and Dean of
84 College Road                                  Faculties since August, 1999, Boston
Chestnut Hill, MA                                College (formerly Dean, Boston College
02467-3838 (4)                                   School of Management from September,
                                                 1977 to September, 1999).

Nicholas S. Norton, 41;      Vice President      Senior vice president of Liberty Funds
12100 East Iliff                                 Services, Inc. since Aug. 1999; vice
Avenue, Aurora, CO                               president of Scudder Kemper, Inc. from
80014 (4)                                        May 1994 to Aug. 1999

Joseph R. Palombo, 47        Trustee and         Trustee and Chairman of the Board of
One Financial Center,        Chairman of         the Stein Roe Funds since October,
Boston, MA 02111 (1) (4)     the Board           2000(formerly Vice President of the
                                                 Funds  from   April,   1999  to
                                                 August,   2000);   Director  of
                                                 Stein  Roe  since  September  ,
                                                 2000;   Manager  of  Stein  Roe
                                                 Floating Rate Limited Liability
                                                 Company  since  October,  2000;
                                                 Chief  Operations   Officer  of
                                                 Mutual Funds, Liberty Financial
                                                 Companies,  Inc.  since August,
                                                 2000;  Executive Vice President
                                                 and  Director  of the  Colonial
                                                 Management   Associates   since
                                                 April,  1999;   Executive  Vice
                                                 President       and       Chief
                                                 Administrative    Officer    of
                                                 Liberty   Funds   Group   since
                                                 April,    1999;    and    Chief
                                                 Operating    Officer,    Putnam
                                                 Mutual   Funds   from  1994  to
                                                 1998).

Thomas Stitzel, 64;          Trustee             Business Consultant (formerly
2208 Tawny Woods Place                           Professor of Finance from 1975 to 1999
Boise, ID  83706 (4)                             and Dean from 1977 to 1991, College of
                                                 Business, Boise State University);
                                                 Chartered Financial Analyst.

Thomas C. Theobald, 63;      Trustee             Managing director, William Blair
Suite 1300,                                      Capital Partners (private equity fund)
222 West Adams Street,
Chicago, IL 60606 (3)(4)

Anne-Lee Verville, 55;       Trustee             Consultant (formerly General Manager,
359 Stickney  Hill Road                          Global Education Industry from 1994 to
Hopkinton, NH  03229 (4)                         1997, and President, Applications
                                                 Solutions Division from 1991 to
                                                 1994, IBM  Corporation  (global
                                                 education       and      global
                                                 applications)).



----------------------
(1) Trustee who is an "interested person" of the Trust and of Stein Roe, as defined in the Investment Company Act of 1940.

(2) Member of the Executive Committee of the Board of Trustees, which is authorized to exercise all powers of the Board with certain statutory exceptions.

(3) Member of the Audit Committee of the Board, which makes recommendations to the Board regarding the selection of auditors and confers with the auditors regarding the scope and results of the audit.

(4) This person holds the corresponding officer or trustee position with SR&F Base Trust.

            Certain of the trustees and officers of the Funds are trustees or officers of other investment companies managed by Stein Roe; and some of the officers are also officers of Liberty Funds Distributor, Inc., the Funds' distributor.

            Officers and trustees affiliated with Stein Roe serve without any compensation from the Trust. In compensation for their services to the Trust, trustees who are not "interested persons" of the Trust or Stein Roe are paid an annual retainer plus an attendance fee for each meeting of the Board or standing committee thereof attended. The Trust has no retirement or pension plan. It is estimated that the Trustees will receive the amounts set forth below for the fiscal year ending October 31, 2001. For the calendar year ended December 31, 1999, the Trustees received the compensation set forth below for serving as
Trustees:


                                 Aggregate Estimated      Aggregate Estimated
                                Compensation from the    Compensation from the   Total Compensation from
                                   Global Thematic         European Thematic      the Fund Complex Paid
                                 Equity Fund for the      Equity Fund for the    to the Trustees for the
                                  Fiscal Year Ending      Fiscal Year Ending       Calendar Year Ended
    Trustee                      October 31, 2001(1)*     October 31, 2001(1)      December 31, 1999(2)
    -------                      -------------------      -------------------      --------------------
    Douglas A. Hacker                    $445                   $445                     $93,950
    Janet Langford Kelly                  445                    445                     103,450
    Richard W. Lowry                      464                    464                       97,000
    Salvatore Macera                      445                    445                       95,000
    William E. Mayer                      464                    464                      101,000
    Charles R. Nelson                     445                    445                      108,050
    John J. Neuhauser                     447                    447                      101,252
    Thomas E. Stitzel                     445                    445                       95,000
    Thomas C. Theobald                    464                    464                      103,450
    Anne-Lee Verville                     464(3)                 464(4)                    96,000(5)

    --------------


1. Since neither Fund has completed its first full fiscal year, compensation is estimated based upon payments to be made and upon estimates relative Fund net assets.



2. At December 31, 1999, the Stein Roe Fund Complex consisted of four series of the Trust, one series of Liberty-Stein Roe Funds Trust, four series of Liberty-Stein Roe Funds Municipal Trust, 12 series of Liberty-Stein Roe Funds Investment Trust, five series of Liberty-Stein Roe Advisor Trust, five series of SteinRoe Variable Investment Trust, 12 Portfolio of SR&F Base Trust, Liberty-Stein Roe Advisor Floating Rate Fund, Liberty-Stein Roe Institutional Floating Rate Income Fund, and Stein Roe Floating Rate Limited Liability Company.



3. Total estimated compensation of $464 is payable in later years as deferred compensation.



4. Total estimated compensation of $464 is payable in later years as deferred compensation.



5. Total compensation of $96,000 is payable in later years as deferred compensation.


                                 CODES OF ETHICS

            The Funds, Stein Roe, Unibank and the Distributor have adopted codes of ethics pursuant to the requirements of the 1940 Act. The codes of ethics permit personnel subject to the codes to invest in securities, including securities that may be purchased or held by the Funds.

                             PRINCIPAL SHAREHOLDERS

     As of the date of this SAI, the Funds had no outstanding shares.

                     INVESTMENT ADVISORY AND OTHER SERVICES

INVESTMENT ADVISER


Stein Roe provides management and administrative services to the Funds. Stein Roe is a wholly owned subsidiary of Liberty Funds Group, LLC which is a wholly owned subsidiary of Liberty Financial Services, Inc., which is a wholly owned subsidiary of Liberty Financial Companies, Inc. (Liberty Financial), which is a majority owned subsidiary of Liberty Corporate Holdings, Inc., which is a wholly owned subsidiary of LFC Holdings, Inc., which is a wholly owned subsidiary of Liberty Mutual Insurance Company. Liberty Mutual Insurance Company is a mutual insurance company, principally in the property/casualty insurance field, organized under the laws of Massachusetts in 1912. As of September 30, 2000, Stein Roe managed over $24.2 billion in assets.



      On November 1, 2000, Liberty Financial announced that it had retained CS First Boston to help it explore strategic alternatives, including the possible sale of Liberty Financial.



      The directors of Stein Roe are C. Allen Merritt, Jr., J. Andrew Hilbert, Stephen E. Gibson and Joseph R. Palombo. Mr. Merritt is Chief Operating Officer of Liberty Financial. Mr. Hilbert is Senior Vice President and Chief Financial Officer of Liberty Financial. The positions held by Messrs. Gibson and Palombo are listed above. The business address of Messrs. Merritt and Hilbert is Federal Reserve Plaza, Boston, MA 02210. The business address of Messrs. Gibson and Palombo is One Financial Center, Boston, MA 02111.

      Stein Roe Counselor(SM) is a professional investment advisory service offered by Stein Roe to Fund shareholders. Stein Roe Counselor(SM) is designed to help shareholders construct Fund investment portfolios to suit their individual needs. Based on information shareholders provide about their financial goals and objectives in response to a questionnaire, Stein Roe's investment professionals create customized portfolio recommendations. Shareholders participating in Stein Roe Counselor(SM) are free to self direct their investments while considering Stein Roe's recommendations. In addition to reviewing shareholders' goals and objectives periodically and updating portfolio recommendations to reflect any changes, Stein Roe provides shareholders participating in these programs with dedicated representatives. Other distinctive services include specially designed account statements with portfolio performance and transaction data, asset allocation planning tools, newsletters, customized website content, and regular investment, economic and market updates. A $50,000 minimum investment is required to participate in the program.

            In return for its services, Stein Roe is entitled to receive a monthly administrative fee and a monthly management fee from the Fund. The table below shows the annual rates of such fees as a percentage of average net assets (shown in millions), gross fees paid for the three most recent fiscal years, and any expense reimbursements by Stein Roe:

            ------------------------------------------------------------------------------------

                                                                             CURRENT RATES (AS
                                                                            A % OF AVERAGE NET
                             FUNDS                   TYPE                         ASSETS)
            ------------------------------------------------------------------------------------
                                              Management Fee                       0.85%
            Global Thematic Equity Fund and   --------------------------------------------------
            European Thematic Equity Fund     Administrative Fee                   0.15%
            ------------------------------------------------------------------------------------

            Stein Roe provides office space and executive and other personnel to the Fund, and bears any sales or promotional expenses. The Fund pays all expenses other than those paid by Stein Roe, including but not limited to printing and postage charges, securities registration and custodian fees, and expenses incidental to its organization.

            The administrative agreement provides that Stein Roe shall reimburse the Fund to the extent that total annual expenses of the Fund (including fees paid to Stein Roe, but excluding taxes, interest, commissions and other normal charges incident to the purchase and sale of portfolio  securities,  and expenses of  litigation  to the extent permitted under applicable state law) exceed the applicable limits prescribed by any state in which shares of the Fund are being offered for sale to the public; provided, however, Stein Roe is not required to reimburse the Fund an amount in excess of fees paid by the Fund under that agreement for such year. In addition, in the interest of further limiting expenses, Stein Roe may waive its fees and/or absorb certain expenses for the Fund. Any such reimbursement will enhance the yield of the Fund.

            The management agreement provides that neither Stein Roe, nor any of its directors, officers, stockholders (or partners of stockholders), agents, or employees shall have any liability to the Trust or any shareholder of the Trust for any error of judgment, mistake of law or any loss arising out of any investment, or for any other act or omission in the performance by Stein Roe of its duties under the agreement, except for liability resulting from willful misfeasance, bad faith or gross negligence on its part in the performance of its duties or from reckless disregard by it of its obligations and duties under the agreement.

            Any expenses that are attributable solely to the organization, operation, or business of a series of the Trust are paid solely out of the assets of that series. Any expenses incurred by the Trust that are not solely attributable to a particular series are apportioned in such manner as Stein Roe determines is fair and appropriate, unless otherwise specified by the Board of Trustees.

INVESTMENT SUBADVISER

            Unibank Securities, Inc. ("Unibank"), doing business as Unibank Investment Management in the United States, serves as the Funds' investment subadviser, with day-to-day responsibility for managing each Fund's investment portfolio. Unibank is located at 13-15 West 54th Street, New York, NY 10019. Unibank offers a range of equity investment products and services to institutional clients, including private and public retirement funds, unions, endowments, foundations, and insurance companies, as well as to mutual fund sponsors on a subadvisory basis. Unibank is an indirect wholly-owned subsidiary of Unibank A/S, one of Scandinavia's leading financial institutions, which in turn is a direct wholly-owned subsidiary of Unidanmark A/S, which in turn is a direct wholly-owned subsidiary of Nordic Baltic Holding AB. The principal executive offices of Unibank A/S are located at Torvegade 2 DK-1786 Copenhagen V., Denmark. The principal executive offices of Unidanmark A/S are located at Strandgrade 3 DK-1786 Copenhagen V., Denmark. The principal executive offices of Nordic Baltic Holding AB are located at Hamngatan 10, SE-105 71 Stockholm, Sweden.

      Under each of the subadvisory agreements with Stein Roe and the Trust, on behalf of the Funds, Unibank, under the supervision of the Board of Trustees of the Funds and Stein Roe, manages the investment of the assets of the Fund in accordance with the investment objectives, policies and limitations of the Fund; places purchase and sale orders for portfolio transactions for the Fund; evaluates such economic, statistical and financial information and undertakes such investment research as it shall deem advisable; employs professional portfolio managers to provide research services to the Fund; and reports results to the Board of Trustees. For the services rendered by Unibank under the subadvisory agreement, Stein Roe pays Unibank a monthly fee at the annual rate of 0.60% of the average daily net asset value of each Fund. Any liability of Unibank to the Trust, the Funds and/or Fund shareholders is limited to situations involving Unibank's own willful misfeasance, bad faith or gross negligence in the performance of its duties. In addition to the services provided by Unibank to the Funds, Unibank also provides subadvisory and other services and facilities to other investment companies.

BOOKKEEPING AND ACCOUNTING AGREEMENT

            Pursuant to a separate agreement with the Trust, Stein Roe receives a fee for performing certain bookkeeping and accounting services for the Fund. For services provided to the Trust, Stein Roe receives an annual fee of $25,000 per series plus .0025 of 1% of average net assets over $50 million.

                                   DISTRIBUTOR

            Fund shares are distributed by Liberty Funds Distributor, Inc. ("Distributor"), One Financial Center, Boston, MA 02111, under a Distribution Agreement. The Distributor is a subsidiary of Colonial Management Associates, Inc., which is an indirect subsidiary of Liberty Financial. The Distribution Agreement continues in effect from year to year, provided such continuance is approved annually (i) by a majority of the trustees or by a majority of the outstanding voting securities of the Trust, and (ii) by a majority of the trustees who are not parties to the Agreement or interested persons of any such party. The Trust has agreed to pay all expenses in connection with registration of its shares with the Securities and Exchange Commission and auditing and filing fees in connection with registration of its shares under the various state blue sky laws and assumes the cost of preparation of prospectuses and other expenses.

            As agent, the Distributor offers shares of the Funds to investors in states where the shares are qualified for sale, at net asset value, without sales commissions or other sales load to the investor. In addition, no sales commission or "12b-1" payment is paid by the Funds. The Distributor offers the Funds' shares only on a best-efforts basis.

                                 TRANSFER AGENT


            Liberty Funds Services, Inc. ("LFS"), is the agent of the Trust for the transfer of shares, disbursement of dividends, and maintenance of shareholder accounting records. For performing these services, LFS receives from the Funds a fee based on an annual rate of 0.22 of 1% of the Funds' average net assets. The Trust believes the charges by LFS to the Funds are comparable to those of other companies performing similar services. (See Investment Advisory and Other Services.)


                                    CUSTODIAN

            State Street Bank and Trust Company (the "Bank"), 225 Franklin Street, Boston, MA 02101, is the custodian for the Trust. It is responsible for holding all securities and cash, receiving and paying for securities purchased, delivering against payment securities sold, receiving and collecting income from investments, making all payments covering expenses, and performing other administrative duties, all as directed by authorized persons. The Bank does not exercise any supervisory function in such matters as purchase and sale of portfolio securities, payment of dividends, or payment of expenses.

            Portfolio securities purchased in the United States are maintained in the custody of the Bank or of other domestic banks or depositories. Portfolio securities purchased outside of the United States are maintained in the custody of foreign banks and trust companies that are members of the Bank's Global Custody Network and foreign depositories ("foreign sub-custodians"). Each of the domestic and foreign custodial institutions holding portfolio securities has been approved by the Board of Trustees in accordance with regulations under the Investment Company Act of 1940.

            Each Board of Trustees reviews, at least annually, whether it is in the best interests of the Funds and their shareholders to maintain assets in each of the countries in which the Funds invest with particular foreign sub-custodians in such countries, pursuant to contracts between such respective foreign sub-custodians and the Bank. The review includes an assessment of the risks of holding assets in any such country (including risks of expropriation or imposition of exchange controls), the operational capability and reliability of each such foreign sub-custodian, and the impact of local laws on each such custody arrangement. Each Board of Trustees is aided in its review by the Bank, which has assembled the network of foreign sub-custodians, as well as by Stein Roe and counsel. However, with respect to foreign sub-custodians, there can be no assurance that the Funds and the value of their shares will not be adversely affected by acts of foreign governments, financial or operational difficulties of the foreign sub-custodians, difficulties and costs of obtaining jurisdiction over or enforcing judgments against the foreign sub-custodians, or application of foreign law to the foreign sub-custodial arrangements. Accordingly, an investor should recognize that the non-investment risks involved in holding assets abroad are greater than those associated with investing in the United States.

            The Funds may invest in obligations of the Bank and may purchase or sell securities from or to the Bank.

                             INDEPENDENT ACCOUNTANTS


The independent auditors for the Funds are Ernst & Young LLP, 200 Clarendon Street, Boston, MA 02116. The independent auditors audit and report on the annual financial statements, review certain regulatory reports and the federal income tax returns, and perform other professional accounting, auditing, tax and advisory services when engaged to do so by the Trust.



assistance and consultation in connection with the review of various SEC filings.


                             PORTFOLIO TRANSACTIONS

            Transactions on stock exchanges and other agency transactions for the accounts of the Funds involve the payment by the Funds of negotiated brokerage commissions. Such commissions vary among different brokers. A particular broker may charge different commissions according to such factors as the difficulty and size of the transaction. There is generally no stated commission in the case of securities traded in the over-the-counter markets, but the price paid by the Funds usually includes an undisclosed dealer commission, markup or markdown. In underwritten offerings, the price paid by the Funds includes a disclosed, fixed commission or discount retained by the underwriter or dealer.

            In addition to selecting portfolio investments for the Funds, Unibank selects brokers or dealers to execute securities purchases and sales for the Funds' accounts. Unibank selects only brokers or dealers which it believes are financially responsible, will provide efficient and effective services in executing, clearing and settling an order and will charge commission rates which, when combined with the quality of the foregoing services, will produce best price and execution for the transaction. This does not necessarily mean that the lowest available brokerage commission will be paid. However, the commissions are believed to be competitive with generally prevailing rates. Unibank uses its best efforts to obtain information as to the general level of commission rates being charged by the brokerage community from time to time and evaluates the overall reasonableness of brokerage commissions paid on transactions by reference to such data. In making such evaluation, all factors affecting liquidity and execution of the order, as well as the amount of the capital commitment by the broker in connection with the order, are taken into account.


            Unibank's receipt of research services from brokers may sometimes be a factor in its selection of a broker that it believes will provide best price and execution for a transaction. These research services include not only a wide variety of reports on such matters as economic and political developments, industries, companies, securities, portfolio strategy, account performance, daily prices of securities, stock and bond market conditions and projections, asset allocation and portfolio structure, but also meetings with management representatives of issuers and with other analysts and specialists. Although it is in many cases not possible to assign an exact dollar value to these services, they may, to the extent used, tend to reduce Unibank's expenses. Such services may be used by Unibank in managing other client accounts and in some cases may not be used with respect to the Funds. Receipt of services or products other than research from brokers is not a factor in the selection of brokers. Consistent with the Rules of Fair Practice of the National Association of Securities Dealers, Inc., and subject to seeking best price and execution, purchases of shares of a Fund by customers of broker-dealers may be considered as a factor in the selection of broker-dealers to execute the Funds' securities transactions.

            Unibank may cause a Fund to pay a broker-dealer that provides brokerage and research services to Unibank an amount of commission for effecting a securities transaction for that Fund in excess of the amount another broker-dealer would have charged for effecting that transaction. Unibank must determine in good faith that such greater commission is reasonable in relation to the value of the brokerage and research services provided by the executing broker-dealer viewed in terms of that particular transaction or Unibank's overall responsibilities to the Fund and its other clients. Unibank's authority to cause a Fund to pay greater commissions is also subject to such policies as the Trustees of the Trust may adopt from time to time.

            Transactions in unlisted securities are carried out through broker-dealers who make the primary market for such securities unless, in the judgment of Unibank, a more favorable price can be obtained by carrying out such transactions through other brokers or dealers.

                      ADDITIONAL INCOME TAX CONSIDERATIONS

            Each Fund intends to qualify under Subchapter M of the Internal Revenue Code and to comply with the special provisions of the Internal Revenue Code that relieve it of federal income tax to the extent of its net investment income and capital gains currently distributed to shareholders.

            Because dividend and capital gains distributions reduce net asset value, a shareholder who purchases shares shortly before a record date will, in effect, receive a return of a portion of his investment in such distribution. The distribution would nonetheless be taxable to him, even if the net asset value of shares were reduced below his cost. However, for federal income tax purposes the shareholder's original cost would continue as his tax basis.

            Each Fund expects that less than 100% of its dividends will qualify for the deduction for dividends received by corporate shareholders.

            Each Fund may be subject to withholding and other taxes imposed by foreign countries. Tax treaties between certain countries and the United States may reduce or eliminate such taxes. Investors may be entitled to claim U.S. foreign tax credits with respect to such taxes, subject to certain provisions and limitations contained in the Code. Specifically, if more than 50% of a Fund's total assets at the close of any fiscal year consist of stock or securities of foreign corporations, the Fund may file an election with the Internal Revenue Service pursuant to which shareholders of the Fund will be required to (i) include in ordinary gross income (in addition to taxable dividends actually received) their pro rata shares of foreign income taxes paid by the Fund even though not actually received, (ii) treat such respective pro rata shares as foreign income taxes paid by them, and (iii) deduct such pro rata shares in computing their taxable incomes, or, alternatively, use them as foreign tax credits, subject to applicable limitations, against their U.S. income taxes. Shareholders who do not itemize deductions for federal income tax purposes will not, however, be able to deduct their pro rata portion of foreign taxes paid by a Fund, although such shareholders will be required to include their share of such taxes in gross income. Shareholders who claim a foreign tax credit may be required to treat a portion of dividends received from a Fund as separate category income for purposes of computing the limitations on the foreign tax credit available to such shareholders. Tax-exempt shareholders will not ordinarily benefit from this election relating to foreign taxes. Each year, each Fund will notify shareholders of the amount of (i) each shareholder's pro rata share of foreign income taxes paid by the Fund and (ii) the portion of Fund dividends which represents income from each foreign country, if the Fund qualifies to pass along such credit.

            Passive Foreign Investment Companies. Each Fund may purchase the securities of certain foreign investment funds or trusts called passive foreign investment companies ("PFICs"). In addition to bearing their proportionate share of Fund expenses (management fees and operating expenses), shareholders will also indirectly bear similar expenses of PFICs. Capital gains on the sale of PFIC holdings will be deemed to be ordinary income regardless of how long the Fund holds its investment. In addition, the Fund may be subject to corporate income tax and an interest charge on certain dividends and capital gains earned from PFICs, regardless of whether such income and gains are distributed to shareholders.

            In accordance with tax regulations, each Fund intends to treat PFICs as sold on the last day of their fiscal year and recognize any gains for tax purposes at that time; losses will not be recognized. Such gains will be considered ordinary income which it will be required to distribute even though it has not sold the security and received cash to pay such distributions.

                             INVESTMENT PERFORMANCE

            Either Fund may quote certain total return figures from time to time. A "Total Return" on a per share basis is the amount of dividends distributed per share plus or minus the change in the net asset value per share for a period. A "Total Return Percentage" may be calculated by dividing the value of a share at the end of a period by the value of the share at the beginning of the period and subtracting one. For a given period, an "Average Annual Total Return" may be computed by finding the average annual compounded rate that would equate a hypothetical initial amount invested of $1,000 to the ending redeemable value.

     Average Annual Total Return is computed as follows:  ERV  =  P(1+T)(n)
     Where:  P    =  a hypothetical initial payment of $1,000
             T    =  average annual total return
             n    =  number of years
             ERV     = ending redeemable value of a hypothetical  $1,000 payment made at the beginning of the period at the end of the period (or fractional portion).

            Investment performance figures assume reinvestment of all dividends and distributions and do not take into account any federal, state, or local income taxes which shareholders must pay on a current basis. They are not necessarily indicative of future results. The performance of a Fund is a result of conditions in the securities markets, portfolio management, and operating expenses. Although investment performance information is useful in reviewing a Fund's performance and in providing some basis for comparison with other investment alternatives, it should not be used for comparison with other investments using different reinvestment assumptions or time periods.

            Each Fund may note its mention or recognition in newspapers, magazines, or other media from time to time. However, the Funds assume no responsibility for the accuracy of such data. Newspapers and magazines which might mention the Funds include, but are not limited to, the following:

Architectural Digest
Arizona Republic
Atlanta Constitution
Atlantic Monthly
Associated Press
Barron's
Bloomberg
Boston Globe
Boston Herald
Business Week
Chicago Tribune
Chicago Sun-Times
Cleveland Plain Dealer
CNBC
CNN
Crain's Chicago Business
Consumer Reports
Consumer Digest
Dow Jones Investment Advisor
Dow Jones Newswire
Fee Advisor
Financial Planning
Financial World

Forbes
Fortune
Fund Action
Fund Marketing Alert
Gourmet
Individual Investor
Investment Dealers' Digest
Investment News
Investor's Business Daily
Kiplinger's Personal Finance Magazine Knight-Ridder Lipper Analytical Services Los Angeles Times Louis Rukeyser's Wall Street Money Money on Line Morningstar Mutual Fund Market News Mutual Fund News Service Mutual Funds Magazine Newsday
Newsweek New York Daily News The New York Times No-Load Fund Investor Pension World Pensions and Investment Personal Investor Physicians Financial News Jane Bryant Quinn (syndicated column) Reuters The San Francisco Chronicle Securities Industry Daily Smart Money Smithsonian Strategic Insight Street.com Time Travel & Leisure USA Today U.S. News & World Report Value Line The Wall Street Journal The Washington Post Working Women Worth Your Money

            In advertising and sales literature, each Fund may compare its performance with that of other mutual funds, indexes or averages of other mutual funds, indexes of related financial assets or data, and other competing investment and deposit products available from or through other financial institutions. The composition of these indexes or averages differs from that of each Fund. Comparison of a Fund to an alternative investment should be made with consideration of differences in features and expected performance. All of the indexes and averages noted below will be obtained from the indicated sources or reporting services, which the Funds believe to be generally accurate. Each Fund may compare its performance to the Consumer Price Index (All Urban), a widely recognized measure of inflation. Each Fund's performance may be compared to the following indexes or averages:

Dow-Jones Industrial Average           New York Stock Exchange Composite Index
Standard & Poor's 500 Stock Index      American Stock Exchange Composite Index
Standard & Poor's 400 Industrials      Nasdaq Composite
Russell 2000 Index                     Nasdaq Industrials
Wilshire 5000
  (These indexes are widely              (These indexes generally reflect the
  recognized indicators of               performance of stocks traded in the
  general U.S. stock market              indicated markets.)
  results.)

            In addition, each Fund may compare its performance to the indicated benchmarks:

                Lipper Equity Fund Average
                Lipper General Equity Fund Average
                Lipper International & Global Funds Average
                Lipper International Fund Index
                Morningstar All Equity Funds Average
                Morningstar Equity Fund Average
                Morningstar General Equity Average*
                Morningstar Hybrid Fund Average
                Morningstar U.S. Diversified Average

                -------------
                * Includes  Morningstar  Aggressive  Growth,  Growth,  Balanced,
                  Equity Income, and Growth and Income Averages.

            The Lipper International Fund Index reflects the net asset value weighted return of the ten largest international funds. The Lipper and Morningstar averages are unweighted averages of total return performance of mutual funds as classified, calculated, and published by these independent services that monitor the performance of mutual funds. The Funds may also use comparative performance as computed in a ranking by Lipper or category averages and rankings provided by another independent service. Should Lipper or another service reclassify a Fund to a different category or develop (and place a Fund into) a new category, the Fund may compare its performance or ranking with those of other funds in the newly assigned category, as published by the service.

            A Fund may also cite its rating, recognition, or other mention by Morningstar or any other entity. Morningstar's rating system is based on risk-adjusted total return performance and is expressed in a star-rating format. The risk-adjusted number is computed by subtracting a fund's risk score (which is a function of the fund's monthly returns less the 3-month T-bill return) from its load-adjusted total return score. This numerical score is then translated into rating categories, with the top 10% labeled five star, the next 22.5% labeled four star, the next 35% labeled three star, the next 22.5% labeled two star, and the bottom 10% one star. A high rating reflects either above-average returns or below-average risk, or both.

            Of course, past performance is not indicative of future results.

                                ----------------

            To illustrate the historical returns on various types of financial assets, the Funds may use historical data provided by Ibbotson Associates, Inc. ("Ibbotson"), a Chicago-based investment firm. Ibbotson constructs (or obtains) very long-term (since

1926) total return data (including, for example, total return indexes, total return percentages, average annual total returns and standard deviations of such returns) for the following asset types:

                         Common stocks
                         Small company stocks
                         Long-term corporate bonds
                         Long-term government bonds
                         Intermediate-term government bonds
                         U.S. Treasury bills
                         Consumer Price Index

                              ---------------------

     The Funds may also use hypothetical returns to be used as an example in a mix of asset allocation strategies. One such example is reflected in the chart below, which shows the effect of tax deferral on a hypothetical investment. This chart assumes that an investor invested $2,000 a year on January 1, for any specified period, in both a Tax-Deferred Investment and a Taxable Investment, that both investments earn either 6%, 8% or 10% compounded annually, and that the investor withdrew the entire amount at the end of the period. (A tax rate of 39.6% is applied annually to the Taxable Investment and on the withdrawal of earnings on the Tax-Deferred Investment.)

                 TAX-DEFERRED INVESTMENT VS. TAXABLE INVESTMENT

INTEREST RATE                  6%           8%         10%            6%           8%            10%
     Compounding
        Years                   Tax-Deferred Investment                     Taxable Investment
        -----              ----------------------------------      -----------------------------------
         30                $124,992     $171,554     $242,340      $109,197     $135,346      $168,852
         25                  90,053      115,177      150,484        82,067       97,780       117,014
         20                  62,943       75,543       91,947        59,362       68,109        78,351
         15                  41,684       47,304       54,099        40,358       44,675        49,514
         10                  24,797       26,820       29,098        24,453       26,165        28,006
          5                  11,178       11,613       12,072        11,141       11,546        11,965
          1                   2,072        2,096        2,121         2,072        2,096         2,121

            Dollar Cost Averaging. Dollar cost averaging is an investment strategy that requires investing a fixed amount of money in Fund shares at set intervals. This allows you to purchase more shares when prices are low and fewer shares when prices are high. Over time, this tends to lower your average cost per share. Like any investment strategy, dollar cost averaging cannot guarantee a profit or protect against losses in a steadily declining market. Dollar cost averaging involves uninterrupted investing regardless of share price and therefore may not be appropriate for every investor.

            From time to time, a Fund may offer in its advertising and sales literature to send an investment strategy guide, a tax guide, or other supplemental information to investors and shareholders. It may also mention the Stein Roe Counselor(SM) and the Stein Roe Personal Counselor(SM) programs and asset allocation and other investment strategies.

                               APPENDIX -- RATINGS

RATINGS IN GENERAL

            A rating of a rating service represents the service's opinion as to the credit quality of the security being rated. However, the ratings are general and are not absolute standards of quality or guarantees as to the creditworthiness of an issuer. Consequently, Stein Roe believes that the quality of debt securities invests should be continuously reviewed and that individual analysts give different weightings to the various factors involved in credit analysis. A rating is not a recommendation to purchase, sell or hold a security because it does not take into account market value or suitability for a particular investor. When a security has received a rating from more than one service, each rating should be evaluated independently. Ratings are based on current information furnished by the issuer or obtained by the rating services from other sources which they consider reliable. Ratings may be changed, suspended or withdrawn as a result of changes in or unavailability of such information, or for other reasons.

            The following is a description of the characteristics of ratings of corporate debt securities used by Moody's Investors Service, Inc. ("Moody's") and Standard & Poor's Ratings Services ("S&P").

RATINGS BY MOODY'S

Aaa. Bonds rated Aaa are judged to be the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large or an exceptionally stable margin and principal is secure. Although the various protective elements are likely to change, such changes as can be visualized are more unlikely to impair the fundamentally strong position of such bonds.

Aa. Bonds rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa bonds or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa bonds.

A. Bonds rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

Baa. Bonds rated Baa are considered as medium grade obligations; i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba. Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B. Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa. Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

Ca. Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

            NOTE: Moody's applies numerical modifiers 1, 2, and 3 in each generic rating classification from Aa through B in its corporate bond rating system. The modifier 1 indicates that the security ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issue ranks in the lower end of its generic rating category.

RATINGS BY S&P

AAA. Debt rated AAA has the highest rating. Capacity to pay interest and repay principal is extremely strong.

AA. Debt rated AA has a very strong capacity to pay interest and repay principal and differs from the highest rated issues only in small degree.

A. Debt rated A has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

BBB. Debt rated BBB is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than for debt in higher rated categories.

BB, B, CCC, CC, and C. Debt rated BB, B, CCC, CC, or C is regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. BB indicates the lowest degree of speculation and C the highest degree of speculation. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

C1. This rating is reserved for income bonds on which no interest is being paid.

D. Debt rated D is in default, and payment of interest and/or repayment of principal is in arrears. The D rating is also used upon the filing of a bankruptcy petition if debt service payments are jeopardized.

NOTES:

The ratings from AA to CCC may be modified by the addition of a plus (+) or minus ( - ) sign to show relative standing within the major rating categories. Foreign debt is rated on the same basis as domestic debt measuring the creditworthiness of the issuer; ratings of foreign debt do not take into account currency exchange and related uncertainties.

The "r" is attached to highlight derivative, hybrid, and certain other obligations that S&P believes may experience high volatility or high variability in expected returns due to non-credit risks. Examples of such obligations are: securities whose principal or interest return is indexed to equities, commodities, or currencies; certain swaps and options; and interest only and principal only mortgage securities. The absence of an "r" symbol should not be taken as an indication that an obligation will exhibit no volatility or variability in total return.

                            -----------------------

PART C.  OTHER INFORMATION

ITEM  23.  EXHIBITS  [Note:  As  used  herein,   the  term  "PEA"  refers  to  a
post-effective amendment to the Registration Statement of the Registrant on Form N-1A under the Securities Act of 1933, No. 33-11351.]

(a) Amended and Restated Agreement and Declaration of Trust as amended on 7/28/2000. (Exhibit (a) to PEA #68)*

(b)(1) By-Laws of Registrant as amended through February 3, 1993.
      (Exhibit 2 to PEA #34).*
   (2) Amendment to By-Laws dated February 4, 1998. (Exhibit 2(a) to PEA #45.)*
   (3) Amendment to By-Laws dated February 8, 2000. (Exhibit to PEA #69)*
   (4) Amendment to By-Laws dated September 28, 2000.(Exhibit to PEA #69)*

(c)    None.

(d)(1) Management   Agreement  between   Registrant  and  Stein  Roe  &  Farnham
       Incorporated dated 8/15/95, as amended (Amended Schedule A and B dated 1/2/01).
   (2) Form of Sub-Advisory Agreement among the Registrant, Stein Roe & Farnham Incorporated and Unibank Securities, Inc. relating to the Stein Roe European Thematic Equity Fund series. (Exhibit to PEA #69)
   (3) Form of Sub-Advisory Agreement among the Registrant, Stein Roe & Farnham Incorporated and Unibank Securities, Inc. relating to the Stein Roe Global Thematic Equity Fund series. (Exhibit to PEA #69)

(e)(1) Underwriting Agreement between Registrant and Liberty
      Funds Distributor, Inc. dated 8/4/99, as amended (Amended Schedule A dated
       1/2/01).
   (2) Specimen copy of selected dealer agreement.  (Exhibit 6(b) to PEA #40.)*

(f)    None.

(g) Custodian Contract between Registrant and State Street Bank and Trust Company dated 3/3/87, as amended through 5/8/95.(Exhibit 8 to PEA #31.)*

(h)(1) Restated Transfer Agency Agreement between Registrant and
       SteinRoe Services Inc. dated 8/1/95 as amended through 3/31/99(Amended Schedule B dated 1/2/01).
 .  (1)(a)Joinder and Release Agreement with respect to Agency Agreement.

   (2) Accounting and Bookkeeping Agreement between Registrant and Stein Roe & Farnham Incorporated dated 8/3/99 as amended.
   (3) Administrative Agreement between Registrant and Stein Roe & Farnham Incorporated 8/15/95, as amended (Amended Appendix 1 dated 1/2/01).

(i)(1) Opinions and consents of Ropes & Gray. (Exhibit 10(a) to PEA #34).*
   (2) Opinion and consent of Bell, Boyd & Lloyd LLC with respect to Stein Roe European Thematic Equity Fund and Stein Roe Global Thematic Equity Fund.


(j)    Consent of Morningstar, Inc. (Exhibit 11(b) to PEA #34).*

(k)    None.

(l)    Inapplicable.

(m)    Rule 12b-1 Plan.

(n)    Inapplicable.

(o)      Rule 18f-3 Plan.
(p)
(p) Code of Ethics of Stein Roe & Farnham Incorporated and Liberty Funds Distributor, Inc. - filed in Part C, Item 23 of Post-Effective Amendment No. 27 to the Registration Statement of Liberty Funds Trust V, (File Nos. 33-12109 and 811-5030), filed with the Commission on or about
       August 31, 2000, and is hereby incorporated and made a part of this Registration Statement.


Powers of attorney for John A. Bacon, Jr., William W. Boyd, Lindsay Cook, Douglas A. Hacker, Janet Langford Kelly, Charles R. Nelson and Thomas C. Theobald (PEA #67)*

Power of Attorney for Joseph R. Palombo (PEA #69)*
---------
*Incorporated by reference.


ITEM 24.  PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH
REGISTRANT.

The Registrant does not consider that it is directly or indirectly controlling, controlled by, or under common control with other persons within the meaning of this Item. See "Investment Advisory and Other Services," "Management," and "Transfer Agent" in the Statement of Additional Information, each of which is incorporated herein by reference.

ITEM 25.  INDEMNIFICATION.

Article Tenth of the Agreement and  Declaration of Trust of Registrant  (Exhibit
(a)), which Article is incorporated herein by reference, provides that Registrant shall provide indemnification of its trustees and officers (including each person who serves or has served at Registrant's request as a director, officer, or trustee of another organization in which Registrant has any interest as a shareholder, creditor or otherwise) ("Covered Persons") under specified circumstances.

Section 17(h) of the Investment Company Act of 1940 ("1940 Act") provides that neither the Agreement and Declaration of Trust nor the By-Laws of Registrant, nor any other instrument pursuant to which Registrant is organized or administered, shall contain any provision which protects or purports to protect any trustee or officer of Registrant against any liability to Registrant or its shareholders to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his office. In accordance with Section 17(h) of the 1940 Act, Article Tenth shall not protect any person against any liability to Registrant or its shareholders to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his office.

Unless otherwise permitted under the 1940 Act,

     (i) Article Tenth does not protect any person against any liability to Registrant or to its shareholders to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his office;

     (ii) in the absence of a final decision on the merits by a court or other body before whom a proceeding was brought that a Covered Person was not liable by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his office, no indemnification is permitted under Article Tenth unless a determination that such person was not so liable is made on behalf of Registrant by (a) the vote of a majority of the trustees who are neither "interested persons" of Registrant, as defined in Section 2(a)(19) of the 1940 Act, nor parties to the proceeding ("disinterested, non-party trustees"), or (b) an independent legal counsel as expressed in a written opinion; and

     (iii) Registrant will not advance attorneys' fees or other expenses incurred by a Covered Person in connection with a civil or criminal action, suit or proceeding unless Registrant receives an undertaking by or on behalf of the Covered Person to repay the advance (unless it is ultimately determined that he is entitled to indemnification) and (a) the Covered Person provides security for his undertaking, or (b) Registrant is insured against losses arising by reason of any lawful advances, or (c) a majority of the disinterested, non- party trustees of Registrant or an independent legal counsel as expressed in a written opinion, determine, based on a review of readily available facts (as opposed to a full trial- type inquiry), that there is reason to believe that the Covered Person ultimately will be found entitled to indemnification.

Any approval of indemnification pursuant to Article Tenth does not prevent the recovery from any Covered Person of any amount paid to such Covered Person in accordance with Article Tenth as indemnification if such Covered Person is subsequently adjudicated by a court of competent jurisdiction not to have acted in good faith in the reasonable belief that such Covered Person's action was in, or not opposed to, the best interests of Registrant or to have been liable to Registrant or its shareholders by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of such Covered Person's office.

Article Tenth also provides that its indemnification provisions are not exclusive.

Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to trustees, officers, and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by Registrant of expenses incurred or paid by a trustee, officer, or controlling person of Registrant in the successful defense of any action, suit, or proceeding) is asserted by such trustee, officer, or controlling person in connection with the securities being registered, Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question of whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Registrant, its trustees and officers, its investment adviser, the other investment companies advised by Stein Roe & Farnham Incorporated, and persons affiliated with them are insured against certain expenses in connection with the defense of actions, suits, or proceedings, and certain liabilities that might be imposed as a result of such actions, suits, or proceedings. Registrant will not pay any portion of the premiums for coverage under such insurance that would (1) protect any trustee or officer against any liability to Registrant or its shareholders to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his office or (2) protect its investment adviser or principal underwriter, if any, against any liability to Registrant or its shareholders to which such person would otherwise be subject by reason of willful misfeasance, bad faith, or gross negligence, in the performance of its duties, or by reason of its reckless disregard of its duties and obligations under its contract or agreement with the Registrant; for this purpose the Registrant will rely on an allocation of premiums determined by the insurance company.

Pursuant to the indemnification agreement among the Registrant, its transfer agent and its investment adviser dated July 1, 1995, the Registrant, its trustees, officers and employees, its transfer agent and the transfer agent's directors, officers and employees are indemnified by Registrant's investment adviser against any and all losses, liabilities, damages, claims and expenses arising out of any act or omission of the Registrant or its transfer agent performed in conformity with a request of the investment adviser that the transfer agent and the Registrant deviate from their normal procedures in connection with the issue, redemption or transfer of shares for a client of the investment adviser.

Registrant, its trustees, officers, employees and representatives and each person, if any, who controls the Registrant within the meaning of Section 15 of the Securities Act of 1933 are indemnified by the distributor of Registrant's shares (the "distributor"), pursuant to the terms of the distribution agreement, which governs the distribution of Registrant's shares, against any and all losses, liabilities, damages, claims and expenses arising out of the acquisition of any shares of the Registrant by any person which (i) may be based upon any wrongful act by the distributor or any of the distributor's directors, officers, employees or representatives or (ii) may be based upon any untrue or alleged untrue statement of a material fact contained in a registration statement, prospectus, statement of additional information, shareholder report or other information covering shares of the Registrant filed or made public by the Registrant or any amendment thereof or supplement thereto or the omission or alleged omission to state therein a material fact required to be stated therein or necessary to make the statement therein not misleading if such statement or omission was made in reliance upon information furnished to the Registrant by the distributor in writing. In no case does the distributor's indemnity indemnify an indemnified party against any liability to which such indemnified party would otherwise be subject by reason of willful misfeasance, bad faith, or negligence in the performance of its or his duties or by reason of its or his reckless disregard of its or his obligations and duties under the distribution agreement.


ITEM 26.  BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER.

Stein Roe & Farnham Incorporated ("Stein Roe"), the investment advisor, is a wholly owned subsidiary of Liberty Funds Group Inc. ("LFG"), which in turn is a wholly owned subsidiary of Liberty Financial Companies, Inc., which is a majority owned subsidiary of Liberty Corporation Holdings, Inc., which is a wholly owned subsidiary of LFC Holdings, Inc., which in turn is a subsidiary of Liberty Mutual Equity Corporation, which in turn is a subsidiary of Liberty Mutual Insurance Company. Stein Roe acts as investment adviser to individuals, trustees, pension and profit-sharing plans, charitable organizations, and other investors. In addition to Registrant, it also acts as investment adviser to other investment companies having different investment policies.

For a two-year business history of officers and directors of Stein Roe, please refer to the Form ADV of Stein Roe & Farnham Incorporated and to the section of the statement of additional information (Part B) entitled "Investment Advisory and Other Services."

Certain directors and officers of Stein Roe also serve and have during the past two years served in various capacities as officers, directors, or trustees of Liberty Funds Services, Inc., of Colonial Management Associates, Inc. (which is a subsidiary of Liberty Financial Companies, Inc.), and of the Registrant and other investment companies managed by Stein Roe. (The listed entities are located at One South Wacker Drive, Chicago, Illinois 60606, except for Colonial Management Associates, Inc., each Trust and Stein Roe Floating Rate Limited Liability Company, which are located at One Financial Center, Boston, MA 02111, and SteinRoe Variable Investment Trust and Liberty Variable Investment Trust, which are located at Federal Reserve Plaza, Boston, MA 02210.) A list of such capacities is given below.

                                                    POSITION FORMERLY
                                                    HELD WITHIN
                     CURRENT POSITION              PAST TWO YEARS
                     -------------------           --------------
LIBERTY FUNDS SERVICES
INC.
Stephen E. Gibson        Director
Joseph R. Palombo        Director
Kevin M. Carome          Director
Mary D. McKenzie         President
Christine Balzano        Senior Vice President
Nicholas S. Norton       Senior Vice President

COLONIAL MANAGEMENT ASSOCIATES, INC.
Ophelia L. Barsketis  Senior Vice President
Kevin M. Carome       Senior Vice President
William M. Garrison   Vice President
Stephen E. Gibson     Chairman, President and
                             Chief Executive Officer
Loren A. Hansen       Senior Vice President
Clare M. Hounsell     Vice President
Deborah A. Jansen     Senior Vice President
North T. Jersild      Vice President
Joseph R. Palombo     Executive Vice President
Yvonne T. Shields     Vice President

SR&F BASE TRUST
William D. Andrews    Executive Vice-President
Christine Balzano     Vice President
David P. Brady        Vice-President
Daniel K. Cantor      Vice-President
Kevin M. Carome       Executive VP                     VP; Secretary
Denise E. Chasmer     Vice President
J. Kevin Connaughton        Controller                 VP;Controller
Stephen E. Gibson     President
Erik P. Gustafson     Vice-President
Loren A. Hansen       Executive Vice-President
Harvey B. Hirschhorn  Vice-President
Michael T. Kennedy    Vice-President
Gail D. Knudsen       Vice President
Stephen F. Lockman    Vice-President
Mary D. McKenzie      Vice President
Jane M. Naeseth       Vice-President
Maureen G. Newman     Vice-President
Nicholas S. Norton    Vice President
Joseph R. Palombo     Trustee
Veronica M. Wallace   Vice-President

LIBERTY-STEIN ROE FUNDS INCOME TRUST; LIBERTY-STEIN ROE FUNDS
INSTITUTIONAL TRUST; AND LIBERTY-STEIN ROE FUNDS TRUST
William D. Andrews    Executive Vice-President
Christine Balzano     Vice President
Kevin M. Carome       Executive VP                       VP;Secy.
Denise E. Chasmer     Vice President
J. Kevin Connaughton        Controller                   VP;Controller
Stephen E. Gibson     President
Loren A. Hansen       Executive Vice-President
Michael T. Kennedy    Vice-President
Gail D. Knudsen       Vice President
Stephen F. Lockman    Vice-President
Mary D. McKenzie      Vice President
Jane M. Naeseth       Vice-President
Nicholas S. Norton    Vice President
Joseph R. Palombo     Trustee



LIBERTY-STEIN ROE FUNDS INVESTMENT TRUST
William D. Andrews    Executive Vice-President
Christine Balzano     Vice President
David P. Brady        Vice-President
Daniel K. Cantor      Vice-President
Kevin M. Carome       Executive VP               VP; Sec; Asst. Secy.
Denise E. Chasmer     Vice President
J. Kevin Connaughton        Controller                        VP:Controller
William M. Garrison   Vice-President
Stephen E. Gibson     President
Erik P. Gustafson     Vice-President
Loren A. Hansen       Executive Vice-President
Harvey B. Hirschhorn  Vice-President
Gail D. Knudson       Vice President
Mary D. McKenzie      Vice President
Nicholas S. Norton    Vice President
Joseph R. Palombo     Trustee


LIBERTY-STEIN ROE ADVISOR TRUST
William D. Andrews    Executive Vice-President
David P. Brady        Vice-President
Christine Balzano     Vice-President
Daniel K. Cantor      Vice-President
Kevin M. Carome       Executive VP;         VP;Sec; Asst. Secy.
Denise E. Chasmer     Vice President
J. Kevin Connaughton        Controller                 VP;Controller
Stephen E. Gibson     President
Erik P. Gustafson     Vice-President
Loren A. Hansen       Executive Vice-President
Harvey B. Hirschhorn  Vice-President
Gail D. Knudson       Vice-President
Michael T. Kennedy    Vice-President
Stephen F. Lockman    Vice-President
Mary D. McKenzie      Vice President
Maureen G. Newman     Vice-President
Nicholas S. Norton    Vice President
Joseph R. Palombo     Trustee

LIBERTY-STEIN ROE FUNDS MUNICIPAL TRUST
William D. Andrews    Executive Vice-President
Christine Balzano     Vice President
Kevin M. Carome       Executive VP        VP; Sec; Asst. Secy.
Denise E. Chasmer     Vice President
J. Kevin Connaughton        Controller               VP;Controller
Stephen E. Gibson     President
Loren A. Hansen       Executive Vice-President
Brian M. Hartford     Vice-President
Gail D. Knudsen       Vice President
William C. Loring     Vice-President
Mary D. McKenzie      Vice President
Maureen G. Newman     Vice-President
Nicholas S. Norton    Vice President
Joseph R. Palombo     Trustee
Veronica M. Wallace   Vice-President

STEINROE VARIABLE INVESTMENT TRUST
William D. Andrews    Executive Vice-President
Christine Balzano     Vice President
Kevin M. Carome       Executive VP         VP; Sec; Asst. Secy.
Denise E. Chasmer     Vice President
J. Kevin Connaughton        Controller               VP;Controller
William M. Garrison   Vice President
Stephen E. Gibson     President
Erik P. Gustafson     Vice President
Loren A. Hansen       Executive Vice-President
Harvey B. Hirschhorn  Vice President
Michael T. Kennedy    Vice President
Gail D. Knudsen       Vice President
Mary D. McKenzie      Vice President
Jane M. Naeseth       Vice President
Nicholas S. Norton    Vice President
Joseph R. Palombo     Trustee
William M. Wadden IV  Vice President

LIBERTY-STEIN ROE ADVISOR FLOATING RATE FUND; LIBERTY-STEIN ROE
INSTITUTIONAL FLOATING RATE INCOME FUND, STEIN ROE FLOATING RATE
LIMITED LIABILITY COMPANY
William D. Andrews    Executive Vice-President
Kevin M. Carome       Executive VP              VP;Sec; Asst. Secy.
Christine Balzano     Vice President
Denise E. Chasmer     Vice President
J. Kevin Connaughton        Controller                        VP;Controller
Stephen E. Gibson     President
Brian W. Good         Vice-President
James R. Fellows      Vice-President
Loren A. Hansen       Executive Vice-President
Gail D. Knudsen       Vice President
Mary D. McKenzie      Vice President
Nicholas S. Norton    Vice President
Joseph R. Palombo     Trustee

LIBERTY VARIABLE INVESTMENT TRUST
Kevin M. Carome       Vice President


ITEM 27.  PRINCIPAL UNDERWRITERS.

Registrant's principal underwriter, Liberty Funds Distributor, Inc., a subsidiary of Colonial Management Associates, Inc., acts as underwriter to Liberty Funds Trust I, Liberty Funds Trust II, Liberty Funds Trust III, Liberty Funds Trust IV, Liberty Funds Trust V, Liberty Funds Trust VI, Liberty Funds Trust VII, Liberty Funds Trust IX, Liberty-Stein Roe Funds Investment Trust, Liberty-Stein Roe Funds Income Trust, Liberty-Stein Roe Funds Municipal Trust, Liberty-Stein Roe Advisor Trust, Liberty-Stein Roe Funds Institutional Trust, Liberty-Stein Roe Funds Trust, Liberty Floating Rate Fund, Liberty-Stein Roe Institutional Floating Rate Income Fund, and SteinRoe Variable Investment Trust. The table below lists the directors and officers of Liberty Funds Distributor, Inc.


                          Position and Offices      Positions and
Name and Principal        with Principal            Offices with
 Business Address*        Underwriter               Registrant
--------------------      ---------------------     -------------

Anderson, Judith           V.P.                  None


Babbitt, Debra             V.P. and              None
                           Comp. Officer

Bartlett, John             Managing Director     None

Bertrand, Thomas           V.P.                  None

Blakeslee, James           Sr. V.P.              None

Blumenfeld, Alexander      V.P.                  None

Bozek, James               Sr. V.P.              None

Brown, Beth                V.P.                  None

Burtman, Tracy             V.P.                  None

Carroll, Sean              V.P.                  None

Campbell, Patrick          V.P.                  None

Chrzanowski, Daniel        V.P.                  None

Clapp, Elizabeth A.        Managing Director     None

Claiborne, Doug            V.P.                  None

Conley, Brook              V.P.                  None

Cook, Edward               V.P.                  None

Costello, Matthew          V.P.                  None

Couto, Scott               V.P.                  None

Davey, Cynthia             Sr. V.P.              None

Denny, Jeffrey             V.P.                  None

Desilets, Marian           V.P.                  Asst. Sec

Devaney, James             Sr. V.P.              None

DiMaio, Stephen            V.P.                  None

Downey, Christopher        V.P.                  None

Dupree, Robert             V.P.                  None

Emerson, Kim P.            Sr. V.P.              None

Erickson, Cynthia G.       Sr. V.P.              None

Evans, C. Frazier          Managing Director     None

Evitts, Stephen            V.P.                  None

Feldman, David             Managing Director     None

Feloney, Joseph            Sr. V.P.              None

Ferullo, Jeanne            V.P.                  None

Fifield, Robert            V.P.                  None

Fisher, James              V.P.                  None

Fragasso, Philip           Managing Director     None

Gentile, Russell           V.P.                  None

Gerokoulis,                Sr. V.P.              None
 Stephen A.

Gibson, Stephen E.         Director; Chairman    President
                           of the Board

Goldberg, Matthew          Sr. V.P.              None

Grace, Anthony             V.P.                  None

Gubala, Jeffrey            V.P.                  None

Guenard, Brian             V.P.                  None

Harrington, Tom            Sr. V.P.              None

Hartnett, Kelly            V.P.                  None

Hodgkins, Joseph           Sr. V.P.              None

Huennekens, James          V.P.                  None

Hussey, Robert             Managing Director     None

Iudice, Jr., Philip        Treasurer and CFO     None

Ives, Curt                 V.P.                  None

Johnston, Kenneth          V.P.                  None

Jones, Cynthia             V.P.                  None

Kelley, Terry M.           V.P.                  None

Kelson, David W.           Sr. V.P.              None

Kelson, Jr., David         V.P.                  None

Lewis, Blair               V.P.                  None

Lynch, Andrew              Managing Director     None

Lynn, Jerry                V.P.                  None

Marsh, Curtis              Sr. V.P.              None

Martin, Peter              Sr. V.P.              None

McCombs, Gregory           Sr. V.P.              None

McKenzie, Mary             V.P.                  None

Menchin, Catherine         Sr. V.P.              None

Miller, Anthony            V.P.                  None

Moberly, Ann R.            Sr. V.P.              None

Morse, Jonathan            V.P.                  None

Nickodemus, Paul           V.P.                  None

O'Donnell, John            V.P.                  None

O'Shea, Kevin              Managing Director     None

Palombo, Joseph R.         Director              Vice President

Perullo, Deborah           V.P.                  None

Piken, Keith               Sr. V.P.              None

Place, Jeffrey             Managing Director     None

Powell, Douglas            V.P.                  None

Raftery-Arpino, Linda      Sr. V.P.              None

Ratto, Gregory             V.P.                  None

Reed, Christopher B.       Sr. V.P.              None

Riegel, Joyce              V.P.                  None

Ross, Gary                 Sr. V.P.              None

Santosuosso, Louise        Sr. V.P.              None

Schulman, David            Sr. V.P.              None

Scully-Power, Adam         V.P.                  None

Shea, Terence              V.P.                  None

Sideropoulos, Lou          V.P.                  None

Sinatra, Peter             V.P.                  None

Smith, Darren              V.P.                  None

Soester, Trisha            V.P.                  None

Studer, Eric               V.P.                  None

Sweeney, Maureen           V.P.                  None

Tambone, James             CEO; Co-President     None

Tasiopoulos, Lou           Co-President          None

Torrisi, Susan             V.P.                  None

Vail, Norman               V.P.                  None

VanEtten, Keith H.          Sr. V.P.              None

Warfield, James            V.P.                  None

Wess, Valerie              Sr. V.P.              None

White, John                V.P.                  None

Yates, Susan               V.P.                  None

Young, Deborah             V.P.                  None

---------

* The address of Ms. Riegel is One South Wacker Drive, Chicago, IL 60606. The address of each other director and officer is One Financial Center, Boston, MA 02111.


ITEM 28.  LOCATION OF ACCOUNTS AND RECORDS.

Registrant maintains the records required to be maintained by it under Rules 31a-1(a), 31a-1(b), and 31a-2(a) under the Investment Company Act of 1940 at its principal executive offices at One Financial Center, Boston, MA 02111. Certain records, including records relating to Registrant's shareholders and the physical possession of its securities, may be maintained pursuant to Rule 31a-3 at the main office of Registrant's transfer agent or custodian.


ITEM 29.  MANAGEMENT SERVICES.
None.

ITEM 30.  UNDERTAKINGS.
None.







                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the undersigned certifies that it meets all of the requirements for effectiveness of this registration statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this amendment to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Chicago on the 22nd day of December, 2000.

                                   LIBERTY-STEIN ROE FUNDS
                                   INVESTMENT TRUST

                                   By   STEPHEN E. GIBSON
                                        Stephen E. Gibson
                                        President

Pursuant to the requirements of the Securities Act of 1933, this amendment to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated:

Signature                       Title                 Date
------------------------    -------------------  --------------
STEPHEN E. GIBSON           President            December 22, 2000
Stephen E. Gibson
Principal Executive Officer

J.KEVIN CONNAUGHTON        Controller            December 22, 2000
J. Kevin Connaughton
Principal Accounting
and Financial Officer

JOHN A. BACON JR.*           Trustee              December 22, 2000
John A. Bacon Jr.

WILLIAM W. BOYD*             Trustee              December 22, 2000
William W. Boyd

LINDSAY COOK*                Trustee              December 22, 2000
Lindsay Cook

DOUGLAS A. HACKER*           Trustee              December 22, 2000
Douglas A. Hacker

JANET LANGFORD KELLY*        Trustee              December 22, 2000
Janet Langford Kelly

CHARLES R. NELSON*           Trustee              December 22, 2000
Charles R. Nelson

JOSEPH R. PALOMBO*           Trustee              December 22, 2000
Joseph R. Palombo

THOMAS C. THEOBALD*          Trustee              December 22, 2000
Thomas C. Theobald



*RUSSELL L. KANE
Russell L. Kane
Attorney-in-fact for each Trustee






                                  EXHIBIT INDEX


(d)1 Management  Agreement-Amended Schedule
(e)1 Underwriting  Agreement-Amended Schedule
(h)1 Transfer Agency Agreement-Amended  Schedule
(h)1(a) Joinder and Release   Agreement  with  Respect  to  Agency  Agreement
(h)2  Accounting  and Bookkeeping  Agreement-Amended  Schedule
(h)3  Administrative  Agreement-Amended Schedule
(i)2 Opinion and Consent of Bell Boyd & Lloyd LLC with respect to Stein
Roe European  Thematic Equity Fund and Stein Roe Global Thematic Equity Fund
(m)Rule 12b-1 Plan
(o) Rule 18f-3 Plan